UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2014

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Target date funds
offer sophistication
and simplicity.

Special feature page 8

American Funds Target Date Retirement Series®

Annual report for the year ended October 31, 2014

American Funds Target Date Retirement Series seeks to help investors saving for retirement. Each fund in the series is an age-appropriate portfolio of actively managed stock and bond funds, the mix of which becomes increasingly focused on providing income and stability as the targeted retirement date approaches and passes.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended September 30, 2014 (the most recent calendar quarter-end). The returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios as of the series prospectus dated January 1, 2015 (unaudited).

Class A shares	1 year	5 years	Lifetime*	Gross expense ratio	Net expense ratio

American Funds 2055 Target Date Retirement Fund®	6.42%	—	11.06%	0.89%	0.79%
American Funds 2050 Target Date Retirement Fund®	6.42	10.84%	5.14	0.87	0.77
American Funds 2045 Target Date Retirement Fund®	6.52	10.84	5.15	0.86	0.76
American Funds 2040 Target Date Retirement Fund®	6.49	10.86	5.15	0.86	0.76
American Funds 2035 Target Date Retirement Fund®	6.19	10.74	5.08	0.86	0.76
American Funds 2030 Target Date Retirement Fund®	6.15	10.70	5.07	0.85	0.75
American Funds 2025 Target Date Retirement Fund®	5.59	10.19	4.72	0.83	0.73
American Funds 2020 Target Date Retirement Fund®	4.39	8.88	4.12	0.81	0.71
American Funds 2015 Target Date Retirement Fund®	3.56	8.06	3.97	0.81	0.71
American Funds 2010 Target Date Retirement Fund®	2.80	7.52	3.71	0.81	0.71

*  Since February 1, 2007, for all funds except the 2055 Fund, which began February 1, 2010.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The target date funds invest in Class R-6 shares of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10%. After December 31, 2015, the adviser may modify or terminate the waiver, but only with series board approval. In addition, the investment adviser has in the past reimbursed certain expenses for all share classes. Investment results reflect the waiver and reimbursements, without which the results would have been lower. Net expense ratios reflect the waiver, without which they would have been higher. The expense ratios include the weighted average expenses of the underlying funds.

For Class R share results, visit americanfundsretirement.com.

Each target date fund is composed of a mix of the American Funds and is subject to the risks and returns of the underlying funds. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility as more fully described in the funds’ prospectuses. These risks may be heightened in connection with investments in developing countries. Small-company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than are higher rated bonds. The return of principal for bond funds and for funds with underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Special feature

8	Target date funds help investors prepare for retirement

Contents

1	Letter to investors
4	The value of a $10,000 investment
7	Investment approach for American Funds Target Date Retirement Series
14	Investment portfolios
28	Financial statements
92	Board of trustees and other officers

Fellow investors:

It’s our pleasure to present the American Funds Target Date Retirement Series annual report for the fiscal year ended October 31, 2014.

We’re gratified to report that all of the funds in the series posted positive results, with returns ranging from 7.82% to 10.86%. In addition, each fund in the series outpaced its respective S&P Target Date Through Index and Lipper peer group for the period (as shown in the table on page 2).

While we are heartened by these results, we wish to emphasize that one year is just a snapshot in the context of retirement investing. Saving and investing for retirement could involve several decades of accumulating assets during a working career. In addition, an individual’s retirement could last 20 years or more. Given this time horizon, we encourage investors to maintain a long-term perspective.

The economy

Following a sluggish start largely attributable to a harsh winter, the United States economy continued to gather steam in 2014. Second quarter gross domestic product grew at an annualized rate of 4.6%, the fastest pace since 2011. This momentum carried into the third quarter, as GDP expanded an estimated 3.9%. The improving environment helped bolster jobs growth, as the economy added an average of 235,000 positions per month for the six months ended October 31. The surge in hiring pushed the unemployment rate to 5.8%, down significantly from 7.2% one year prior.

A number of international economies struggled during the period. Euro-zone nations grappled with disappointing growth, deflationary pressures and a currency that declined significantly against the U.S. dollar. China’s rate of growth slowed, as its government focused on reform. Japan’s central bank pledged ongoing stimulus to help jumpstart the country’s recovery as a value added tax (VAT) hike hindered economic growth. Unrest in Hong Kong, the conflict between Russia and Ukraine, and ongoing turmoil in the Middle East added to geopolitical tensions.

The stock market

With the economy gaining traction, U.S. stocks advanced, reaching market highs during the reporting period. Standard & Poor’s 500 Composite Index (a proxy for the domestic stock market) increased 17.24%. Results in international markets were mixed, though generally not as robust as the U.S. The MSCI World ex USA Index (a leading benchmark for developed markets outside the U.S.) was off 0.15%. All of the market indexes shown in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

The bond market

The Federal Reserve gradually wound down its bond buying programs throughout the period, ending all purchases in October. The Fed remained committed to keeping its short-term federal funds target rate at or close to 0% in an effort to spur growth. Given the interest rate and economic environment, results in most segments of the bond market were solid, with Barclays U.S. Aggregate Index (a measure of the broad domestic investment-grade fixed-income market) climbing 4.14%. The municipal market led the way, as Barclays Municipal Bond Index grew 7.82%. With investors embracing risk, high-yield bonds posted

American Funds Target Date Retirement Series	1

Results at a glance

For periods ended October 31, 2014, with distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years		Lifetime (since 2/1/07)

American Funds 2055 Target Date Retirement Fund	10.80%	—		12.65	%*
S&P Target Date Through 2055+ Index	9.71	13.07%		12.67	*
Lipper Mixed-Asset Target 2055+ Funds Index	9.77	11.66	†	11.68	*,†
American Funds 2050 Target Date Retirement Fund	10.83	12.90		6.12
Standard & Poor’s Target Date Through 2050 Index	9.69	13.00		5.29
Lipper Mixed-Asset Target 2050 Funds Index	7.60	12.12		4.14	†
American Funds 2045 Target Date Retirement Fund	10.86	12.90		6.12
Standard & Poor’s Target Date Through 2045 Index	9.63	12.87		5.21
Lipper Mixed-Asset Target 2045 Funds Index	9.46	12.28		4.33	†
American Funds 2040 Target Date Retirement Fund	10.82	12.90		6.13
Standard & Poor’s Target Date Through 2040 Index	9.53	12.82		5.31
Lipper Mixed-Asset Target 2040 Funds Index	8.74	11.73		4.28
American Funds 2035 Target Date Retirement Fund	10.58	12.77		6.05
Standard & Poor’s Target Date Through 2035 Index	9.35	12.55		5.29
Lipper Mixed-Asset Target 2035 Funds Index	9.02	11.75		4.31	†
American Funds 2030 Target Date Retirement Fund	10.53	12.73		6.04
Standard & Poor’s Target Date Through 2030 Index	9.05	12.19		5.30
Lipper Mixed-Asset Target 2030 Funds Index	8.30	11.05		4.38
American Funds 2025 Target Date Retirement Fund	9.85	12.16		5.67
Standard & Poor’s Target Date Through 2025 Index	8.72	11.67		5.19
Lipper Mixed-Asset Target 2025 Funds Index	7.91	10.53		4.15	†
American Funds 2020 Target Date Retirement Fund	8.93	10.73		5.06
Standard & Poor’s Target Date Through 2020 Index	8.09	10.91		5.02
Lipper Mixed-Asset Target 2020 Funds Index	6.82	9.62		4.60
American Funds 2015 Target Date Retirement Fund	8.32	9.84		4.90
Standard & Poor’s Target Date Through 2015 Index	7.49	10.10		5.10
Lipper Mixed-Asset Target 2015 Funds Index	6.28	8.11		4.22
American Funds 2010 Target Date Retirement Fund	7.82	9.21		4.64
Standard & Poor’s Target Date Through 2010 Index	6.71	9.11		5.04
Lipper Mixed-Asset Target 2010 Funds Index	5.50	7.83		4.35
Standard & Poor’s 500 Composite Index	17.24	16.68		6.67
MSCI All Country World ex USA Index	0.06	6.09		1.60
Barclays U.S. Aggregate Index	4.14	4.22		5.11

The S&P 500 is a broad measure of primarily large U.S. stocks. The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. These indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. The Lipper indexes track the largest funds in the corresponding category’s Lipper average. The Lipper indexes and averages track target date funds in five-year increments. The S&P Target Date Style Index series (“Through” variant), a subset of the S&P Target Date Index series, comprises a set of multi-asset class indices based on funds with glide paths that aim to be more sensitive to longevity risk at, and beyond, the retirement date. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.

*	For the period February 1, 2010, commencement of the 2055 Fund operations, through October 31, 2014.
†	The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average.

2	American Funds Target Date Retirement Series

healthy results, with the Barclays U.S. Corporate High Yield 2% Issuer Capped Index moving up 5.82%.

The series’ results

Each fund in the series is made up of a carefully selected mix of individual American Funds. The underlying funds have objectives that include growth, growth-and-income, balance, equity-income, current income and preservation. Investment professionals at American Funds actively manage each target date fund’s portfolio of funds, moving it from a more growth-oriented approach when retirement is in the distance, to a more income-oriented focus as retirement nears and is ultimately passed. This gradual shift over the course of time is referred to as the “glide path” and is illustrated on page 7.

Since target date funds are a combination of individual funds, the underlying funds are a primary driver of the series’ results. Given the upbeat performance in the financial markets, all of the funds in the series advanced. Domestic equity funds, such as The Investment Company of America®, AMCAP Fund® and Washington Mutual Investors FundSM, were particularly helpful. The underlying bond funds are utilized to add diversification, stability, income and preservation at various points in the glide path. While underlying bond funds were additive to return, their contributions were more moderate than those of their equity counterparts.

Looking beyond the past 12 months

As noted above, retirement investors are best served by keeping their focus on the long term. With that in mind, we ask that you take a look at the table on the facing page that shows the funds’ results over the past five years and since their inception (February 1, 2007, for all funds except the 2055 Fund, which began February 1, 2010). These time periods, while not extensive, show how the funds have fared over various market conditions. You’ll note that all of the funds have realized positive results since their inception. In addition, seven of the funds have recorded double-digit annual returns over the past five years.

The broadly diversified nature of the funds has helped them weather market fluctuations. For more information on the benefits target date funds have to offer, their history and what sets American Funds Target Date Retirement Series apart from its peers, we invite you to read the feature article that begins on page 8.

Looking ahead

We are encouraged by the many upbeat signs in the U.S. economy. While some international markets continue to face challenges, officials in several other nations are attempting to boost their respective economies with aggressive stimulus measures. In general, it appears that the global economy is likely to keep moving forward with more tailwinds than headwinds along the way.

The investment professionals at American Funds will continue to research and identify new investment opportunities, while carefully monitoring the underlying funds’ current holdings. We are confident that our active management process will continue to serve the series well.

As always, we encourage all our investors to maintain a commitment to long-term investing and to meet periodically with their financial advisor.

Thank you for your continued support of American Funds Target Date Retirement Series. We look forward to reporting to you in six months’ time.

Cordially,

John H. Smet	Michael J. Downer
Vice Chairman of the Board	President

December 8, 2014

For current information about the series, visit americanfunds.com.

American Funds Target Date Retirement Series	3

The value of a $10,000 investment

(for periods ended October 31, 2014, with distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

2055 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2014)*

	1 year	5 years	Lifetime (since 2/1/10)
Class A shares	4.44%	N/A	11.25%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2050 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2014)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	4.43%	11.58%	5.32%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2035 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2014)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	4.23%	11.45%	5.24%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2030 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2014)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	4.19%	11.39%	5.23%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

4	American Funds Target Date Retirement Series

2045 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2014)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	4.48%	11.57%	5.32%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2040 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2014)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	4.46%	11.56%	5.32%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2025 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2014)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	3.51%	10.84%	4.87%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Standard & Poor’s 500 Composite Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility.
[3]	The S&P Target Date Style Index series (“Through” variant), a subset of the S&P Target Date Index series, comprises a set of multi-asset class indexes based on funds with glide paths that aim to be more sensitive to longevity risk at, and beyond, the retirement date. The S&P Target Date Through Indexes (2010-2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010-2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.
[4]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[5]	The series’ investment adviser is currently waiving its management fee of 0.10%. After December 31, 2015, the adviser may modify or terminate the waiver, but only with series board approval. In addition, the investment adviser has in the past reimbursed certain expenses for all share classes. Investment results reflect the waiver and reimbursements, without which the results would have been lower.

The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Target Date Retirement Series	5

2020 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2014)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	2.69%	9.43%	4.26%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2015 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2014)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	2.13%	8.53%	4.10%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2010 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2014)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	1.63%	7.92%	3.85%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Standard & Poor’s 500 Composite Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility.
[3]	The S&P Target Date Style Index series (“Through” variant), a subset of the S&P Target Date Index series, comprises a set of multi-asset class indexes based on funds with glide paths that aim to be more sensitive to longevity risk at, and beyond, the retirement date. The S&P Target Date Through Indexes (2010-2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010-2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.
[4]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[5]	The series’ investment adviser is currently waiving its management fee of 0.10%. After December 31, 2015, the adviser may modify or terminate the waiver, but only with series board approval. In addition, the investment adviser has in the past reimbursed certain expenses for all share classes. Investment results reflect the waiver and reimbursements, without which the results would have been lower.

The results shown are before taxes on fund distributions and sale of fund shares.

6	American Funds Target Date Retirement Series

Investment approach for

American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 10 target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or more for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed income funds. The investment portfolios beginning on page 14 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of October 31, 2014. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit americanfundsretirement.com.

American Funds Target Date Retirement Series Glide Path

Planned retirement year

Distinguishing points of our glide path

•	The funds in the series are actively managed 30 years past retirement so that participants can use a single fund for their entire lives.

•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.

•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

Active management

American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee continually monitors the underlying fund allocations in each target date fund and, if necessary, makes changes in response to market conditions or other considerations. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date corresponds to the year an investor expects to retire and possibly start withdrawing money. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals. The target allocations shown are effective as of January 1, 2015, and are subject to the Portfolio Oversight Committee’s discretion. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. For quarterly updates of fund allocations, visit americanfundsretirement.com.

American Funds Target Date Retirement Series	7

Target date funds help investors prepare for retirement

Target date funds make retirement investing more convenient for plan participants and have become very popular as a result. In this article we look back at the funds’ history, explore their benefits and discuss what sets American Funds Target Date Retirement Series apart from its peers.

A natural progression

While target date funds could be considered a revolutionary breakthrough in investing, they’re actually a logical step in the evolution of professionally managed investments. Long ago, investors built their retirement portfolios with individual stocks and bonds. In the 1920s, mutual funds were born, offering investors a diversified, professionally managed investment vehicle. Balanced funds, which consist of stocks, bonds and sometimes money market investments, presented an all in one option for early mutual fund investors. Some seven decades later in the early 1990s, age-based, dynamically managed combinations of mutual funds — or, put simply, target date funds — provided an investment vehicle that could serve investors their entire lives.

The “Big Bang” of target date funds

While the birth of target date funds goes back two decades, the passage of the Pension Protection Act (PPA) in 2006 sparked explosive growth for the category. The PPA removed obstacles to automatic enrollment, meaning that eligible employees could be enrolled in a retirement plan unless they chose to opt out. With concerns growing about Americans’ retirement readiness, the PPA’s intention was clear — to get more Americans saving for retirement.

With more people being placed into retirement plans, the question became: Where should they invest? In the past, some plans that adopted auto-enrollment would offer ultra-conservative, static funds as the default investment. “Prior to the emergence of target date funds, money market and stable value funds were the typical default choices for most retirement plan participants,” explains Rich Lang, an investment specialist who works closely with target date funds. The problem with that approach was that inertia could set in, and many participants would simply keep these conservative vehicles as their sole retirement investments. “Those low return investments don’t make much sense for young people who are a long way from retirement.”

To remedy this, the PPA directed the Department of Labor (DOL) to issue a regulation to guide employers in choosing appropriate investments for participants who didn’t make an investment selection. The DOL responded in 2007, stipulating that three types of funds could be used as Qualified Default Investment Alternatives (QDIA): balanced funds, managed accounts and target date funds. Since that time, target date funds have emerged as the clear favorite, and they are now used as the QDIA in the vast majority of retirement plans.

In recent years, target date funds have been warmly embraced by plan sponsors and investors. In 2005, prior to the PPA, target date fund assets totaled $71 billion. Last year, the category grew 10.5% as investors contributed $50.8 billion in new assets. By March 2014, total target date fund assets topped $650 billion, according to Morningstar. As the product category matures, the growth rate has cooled somewhat, but the future continues to look bright. Investment consulting firm Casey Quirk projects that nearly half of all defined contribution assets will be held in target date funds by 2020.

The benefits of target date funds

Since its founding in 1931, American Funds has offered its funds through financial advisors, and the company has always strongly believed in the value that advisors provide for their clients. “Ideally, an individual would sit down with a financial advisor and design a portfolio that’s tailored to their specific needs,” says Jim Lovelace, a member of Capital Group’s Portfolio Oversight Committee (POC) and a manager on several underlying funds in the series. Unfortunately, that’s often not possible for investors in retirement plans. For those who don’t have the time or inclination to meet with an advisor to craft a customized strategy, target date

8	American Funds Target Date Retirement Series

“Our funds have been through many market cycles,
and we’re able to observe how they’ve fared in a
variety of market conditions.” John Smet

funds present a viable option with several benefits.

One key advantage of target date funds is that they make investment selection easy. “Just one decision and you’re moving toward retirement,” says John Smet, the series’ vice chairman and a member of the POC. “Target date funds get people more properly allocated to asset classes based on their age,” adds Rich. Investors can simply select a single target date fund that’s right for them based on the year in which they intend to retire. For example, a 35-year-old who plans to retire at 65 might opt for the 2045 Fund.

A second benefit is that the composition of the fund will automatically shift over

The growing popularity of target date funds

The passage of the Pension Protection Act (PPA) ushered in an era of explosive growth in the target date fund marketplace. Investment consulting firm Casey Quirk projects that nearly half of all defined contribution (DC) assets may be held in target date funds by 2020.

Source: Casey Quirk.

The DC market by 2020

American Funds Target Date Retirement Series	9

“The real benefit of active management is results similar to or better than an index with lower volatility. Few active managers are able to make that case. We can.” Brad Vogt time from a more growth-oriented approach to a more income-oriented approach. This gradually changing portfolio is often referred to as the “glide path,” and is graphically illustrated on page 7. Some target date series, including American Funds Target Date Retirement Series, are managed “through” their retirement dates, meaning their portfolios will continue to evolve for 30 years past age 65. “The funds change allocations over time so participants don’t need to actively manage their retirement assets,” explains Rich. Conceivably, a 35-year-old investor in the 2045 Fund could remain invested in that fund for the remainder of his or her life. “The automatic reallocations effectively take the weight off investors’ shoulders,” John adds.

They also can keep investors from making poor choices. Investors who build their own portfolios from scratch might be tempted to move to the sidelines when the market hits a rough patch. Common investor behaviors — such as selling stocks after an equity market downturn — have caused investor results to significantly lag the broader market. For example, the average equity investor underperformed Standard & Poor’s 500 Composite Index (a broad stock market benchmark) by more than four percentage points from 12/31/1993 to 12/31/2013, according to a study by financial research firm Dalbar. “Target date funds prevent investors from ‘over managing’ when markets are volatile,” says Rich.

What’s more, the rebalancing that occurs within the funds can help investors benefit from the movement of markets. Brad Vogt, a member of the POC and a manager on several of the underlying funds, points out that the series rebalances on two levels: by fund objectives (e.g., growth, equity-income) and the underlying funds. “When one category of funds is doing better than another, we automatically trim it back to its target allocation and add to the other categories,” Brad emphasizes. “The same process is applied at the underlying fund level — when one fund is outpacing others, it’s reduced back to its target allocation, and assets are redeployed to other funds. This is a healthy and sensible means of rebalancing.”

A breed apart

“The PPA and the demands of the marketplace drove the creation of our target date series,” says Mike Downer, the series’ president. In 2006, a group of veteran investment professionals gathered in the Los Angeles offices of American Funds to create a target date series that

“While the percentage
of equities follows the
general contours of
target date families, we
are in fact lowering the
risk profile much more
than it appears with
this nuanced strategy.”
Jim Lovelace

10	American Funds Target Date Retirement Series

“Target date funds
get people more
properly allocated
to asset classes
based on their age.”
Rich Lang

would offer investors a straightforward, prudent way to save for retirement. As part of their efforts, they conducted rigorous quantitative analyses, studying how various groupings of individual funds had performed in the past over rolling periods of time. They combined those analyses with the insights and opinions of the POC, a team that averages 26 years of investment experience.

The result of their efforts was American Funds Target Date Retirement Series, introduced to investors on February 1, 2007. The series offers 10 funds with target dates ranging from 2010 (for those investors already in retirement) to 2055. In 2015, the 2060 Fund will be added for young investors just beginning their careers.

According to Rich, the company’s target date fund mantra is: build wealth, preserve wealth. To help build wealth, the series tends to have above-average equity exposure throughout the glide path. To help preserve it, the series seeks to manage volatility. Perhaps the most effective tool the series utilizes in an effort to achieve its investment objectives is its “glide path within a glide path.”

The glide path within a glide path

All target date funds have a glide path, whereby the amount of equity exposure decreases as the target retirement year nears while, simultaneously, exposure to fixed income increases over time. American Funds goes one step further: In addition to adjusting the amount held in asset categories, the series also adjusts the types of funds held within the categories.

Within the equity sleeve, the mix of funds shifts throughout the glide path to meet the needs of investors. “While the percentage of equities follows the general contours of target date families, we are in fact lowering the risk profile much more than it appears with this nuanced strategy,” adds Jim. In the accumulation phase, when retirement is decades in the future, growth funds are prevalent. In the transition phase, when a fund is within 15 years or less of retirement, the shift is toward growth-and-income and equity-income funds. At this stage, investors are moving into middle age and have less time to recover from potential downturns. After a fund reaches its retirement target date and moves into the distribution phase, the growth-equity portion of the funds is reduced in favor of equity-income and balanced funds. “Capital Income Builder® and The Income Fund of America® serve as core holdings in the distribution phase; they strive for high equity income, capture a fair amount of the upside potential of equities and provide strong downside protection,” adds Rich.

On the fixed income side, U.S. Government Securities Fund® is used in the early stages of the glide path. As it generally moves opposite to the equity market, this fund helps to moderate the effects of volatility and offers balance to the equity funds. Many investors will recall that the stock market suffered three consecutive negative years between 2000 and 2002 following the collapse of the tech bubble. Another sharp downturn occurred amid the 2008 financial crisis. While those were very difficult years for stocks, U.S. Government Securities Fund posted positive results.

Moving into the transition years, the bond funds adopt an income-producing orientation. At and through retirement, preservation of capital is the primary goal of the bond allocation.

“The concurrent re-characterization of the equity and fixed-income portfolios enables the series to maintain higher equity exposure to seek opportunity, with less risk than such an equity orientation would suggest,” explains Jim.

Solid building blocks

Because a target date fund is acombination of individual mutual funds, it is highly dependent on the quality of its underlying

American Funds Target Date Retirement Series	11

“Target date funds are
a solid option for the
vast majority of people
saving and investing
for retirement.”
Mike Downer

Exceptional underlying funds

The underlying funds in American Funds Target Date Retirement Series (AFTD) have beaten their respective Lipper indexes in 93% of rolling 10-year periods through December 31, 2013.1

[1]	Based on Class R-6 share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper inception date.

AFTD underlying funds vs. their Lipper peers

funds. Most of the individual funds used in the series have long track records, with 74% of underlying funds having a track record of 25 years or more. In fact, The Investment Company of America has been serving investors for more than 80 years. Notes John, “Our funds have been through many market cycles, and we’re able to observe how they’ve fared in a variety of market conditions.”

The series’ underlying funds have beaten their respective Lipper indexes in 93% of rolling 10-year periods through December 31, 2013. In June 2014, 10 American Funds earned a spot on Morningstar’s “Fantastic 48” list.2 Each of those funds is utilized in the target date series — that’s more than any other target date family. To determine the “Fantastic 48,” Morningstar applied a rigorous set of criteria to more than 7,000 actively managed funds. In the three years it has conducted this screening, more than half of our target date underlying funds have been named “Fantastic.”

Commitment to low costs

The fees involved with investing can erode results over time. States Brad, “Our organization has always focused on maintaining reasonable fees. This is particularly important in the context of retirement investing because plan participants are very often in these programs for decades — possibly as long as 70 years. So the compounding of fees over time can be quite significant.”

Low turnover of holdings within the underlying funds helps keep costs down. “Compared to other active managers,

[2]	Source: Morningstar, FundInvestor, June 2014. Morningstar evaluated funds (not limited to institutional investors) based on eight criteria that included manager tenure, fund track record and investment results, as well as Morningstar risk, parent and analyst ratings.

12	American Funds Target Date Retirement Series

we tend to have lower turnover rates,” he continues. Another way that fees are held in check is by avoiding higher cost “alternative” investments like commodities and real estate. “Many target date funds add alternatives that can be non-correlated to equities, but they often come with higher fees and poor liquidity. We try to find combinations of funds that complement each other, offering diversification at reasonable fees and high liquidity.” An example of this is the use of U.S. Government Securities Fund in the initial stages of the glide path (as described earlier).

The future of target date funds

When American Funds first introduced its target date series, it was only available for workplace retirement plans and individual retirement accounts (IRAs). “Today our target date funds are available in multiple share classes,” says Mike. The target date concept also has been applied to companies’ 529 college savings plans to help parents save for their children’s education. What lies ahead for target date funds? Many consultants project that the category will continue to thrive as it becomes the investment option of choice for retirement plan participants. “Target date funds are a solid option for the vast majority of people saving and investing for retirement,” he concludes. ■

The Active AdvantageSM powers target date funds

All of the underlying funds in the series are actively managed, which means that the holdings in their portfolios have been carefully selected by investment professionals after extensive research and analysis.

While some investors prefer index funds (i.e., passive funds that seek to mimic the results of an index, like the S&P 500), American Funds’ results reflect the value added by active management. “The real benefit of active management is results similar to or better than an index with lower volatility,” says Brad Vogt. The challenge is to find a manager that has a consistent, long-term track record. “Few active managers are able to make that case. We can.”

As part of an extensive study, Capital Group analyzed the track records of all of its equity-focused American Funds for every possible one-, three-, five-, 10-, 20- and 30-year rolling period (monthly basis) between 1934 and 2013. American Funds’ overall active success rate — or the percent of rolling periods in which we outpaced the index — was superior for each investment horizon considered, from one year to 30 years. According to Jim Lovelace, “These results are evidence that we use quality building blocks when constructing our target date funds.”

Of course, American Funds’ track record is not perfect. It’s important to note that there have been times when our funds have lagged their respective peer groups. The overall results demonstrate that our funds have outpaced their indexes the majority of the time — and actually got stronger over longer periods.

To learn more, ask your plan’s financial professional for a copy of The Active Advantage white paper or visit our website at americanfunds.com. Type Expect More in the search box.

American Funds Target Date Retirement Series	13

American Funds 2055 Target Date Retirement Fund

Investment portfolio, October 31, 2014

Designed for investors who plan to retire in or near 2055.

Fund investments	Shares	Value (000)
Growth funds 40.0%
AMCAP Fund, Class R-6	968,152	$28,532
EuroPacific Growth Fund, Class R-6	333,613	16,304
The Growth Fund of America, Class R-6	610,037	28,531
The New Economy Fund, Class R-6	405,867	16,304
New Perspective Fund, Class R-6	739,348	28,531
New World Fund, Inc., Class R-6	274,196	16,304
SMALLCAP World Fund, Inc., Class R-6	573,266	28,531
		163,037

Growth-and-income funds 45.0%
American Mutual Fund, Class R-6	861,041	32,599
Capital World Growth and Income Fund, Class R-6	604,333	28,525
Fundamental Investors, Class R-6	595,954	32,634
International Growth and Income Fund, Class R-6	476,462	16,300
The Investment Company of America, Class R-6	901,213	36,679
Washington Mutual Investors Fund, Class R-6	861,018	36,679
		183,416

Equity-income and Balanced funds 10.0%
American Balanced Fund, Class R-6	631,192	16,303
Capital Income Builder, Class R-6	201,214	12,228
The Income Fund of America, Class R-6	561,422	12,228
		40,759

Fixed income funds 5.0%
U.S. Government Securities Fund, Class R-6	1,455,686	20,380

Total investment securities 100.0% (cost: $354,606,000)		407,592
Other assets less liabilities 0.0%		(259)

Net assets 100.0%		$407,333

See Notes to Financial Statements

14	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund

Investment portfolio, October 31, 2014

Designed for investors who plan to retire in or near 2050.

Fund investments	Shares	Value (000)
Growth funds 40.0%
AMCAP Fund, Class R-6	3,102,321	$91,425
EuroPacific Growth Fund, Class R-6	1,059,258	51,766
The Growth Fund of America, Class R-6	1,960,352	91,686
The New Economy Fund, Class R-6	1,303,386	52,357
New Perspective Fund, Class R-6	2,356,105	90,922
New World Fund, Inc., Class R-6	869,173	51,681
SMALLCAP World Fund, Inc., Class R-6	1,826,829	90,921
		520,758

Growth-and-income funds 45.0%
American Mutual Fund, Class R-6	2,767,327	104,771
Capital World Growth and Income Fund, Class R-6	1,926,791	90,945
Fundamental Investors, Class R-6	1,905,698	104,356
International Growth and Income Fund, Class R-6	1,497,589	51,233
The Investment Company of America, Class R-6	2,893,958	117,784
Washington Mutual Investors Fund, Class R-6	2,762,100	117,665
		586,754

Equity-income and Balanced funds 10.0%
American Balanced Fund, Class R-6	2,010,745	51,937
Capital Income Builder, Class R-6	640,412	38,918
The Income Fund of America, Class R-6	1,787,000	38,921
		129,776

Fixed income funds 5.0%
U.S. Government Securities Fund, Class R-6	4,619,996	64,680

Total investment securities 100.0% (cost: $1,041,765,000)		1,301,968
Other assets less liabilities 0.0%		(743)

Net assets 100.0%		$1,301,225

See Notes to Financial Statements

American Funds Target Date Retirement Series	15

American Funds 2045 Target Date Retirement Fund

Investment portfolio, October 31, 2014

Designed for investors who plan to retire in or near 2045.

Fund investments	Shares	Value (000)
Growth funds 40.0%
AMCAP Fund, Class R-6	3,629,295	$106,955
EuroPacific Growth Fund, Class R-6	1,245,006	60,843
The Growth Fund of America, Class R-6	2,296,403	107,403
The New Economy Fund, Class R-6	1,526,231	61,309
New Perspective Fund, Class R-6	2,764,460	106,681
New World Fund, Inc., Class R-6	1,023,267	60,843
SMALLCAP World Fund, Inc., Class R-6	2,142,928	106,654
		610,688

Growth-and-income funds 45.0%
American Mutual Fund, Class R-6	3,242,089	122,746
Capital World Growth and Income Fund, Class R-6	2,255,621	106,465
Fundamental Investors, Class R-6	2,230,931	122,166
International Growth and Income Fund, Class R-6	1,753,157	59,975
The Investment Company of America, Class R-6	3,391,284	138,025
Washington Mutual Investors Fund, Class R-6	3,233,492	137,747
		687,124

Equity-income and Balanced funds 10.0%
American Balanced Fund, Class R-6	2,364,015	61,062
Capital Income Builder, Class R-6	753,575	45,795
The Income Fund of America, Class R-6	2,102,613	45,795
		152,652

Fixed income funds 5.0%
U.S. Government Securities Fund, Class R-6	5,450,949	76,313

Total investment securities 100.0% (cost: $1,227,967,000)		1,526,777
Other assets less liabilities 0.0%		(956)

Net assets 100.0%		$1,525,821

See Notes to Financial Statements

16	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund

Investment portfolio, October 31, 2014

Designed for investors who plan to retire in or near 2040.

Fund investments	Shares	Value (000)
Growth funds 40.0%
AMCAP Fund, Class R-6	6,265,627	$184,648
EuroPacific Growth Fund, Class R-6	2,158,323	105,477
The Growth Fund of America, Class R-6	3,950,823	184,780
The New Economy Fund, Class R-6	2,625,430	105,464
New Perspective Fund, Class R-6	4,784,867	184,648
New World Fund, Inc., Class R-6	1,773,919	105,477
SMALLCAP World Fund, Inc., Class R-6	3,710,026	184,648
		1,055,142

Growth-and-income funds 40.0%
American Mutual Fund, Class R-6	4,990,028	188,923
Capital World Growth and Income Fund, Class R-6	3,371,633	159,141
Fundamental Investors, Class R-6	3,363,685	184,195
International Growth and Income Fund, Class R-6	2,910,049	99,553
The Investment Company of America, Class R-6	5,242,386	213,365
Washington Mutual Investors Fund, Class R-6	4,973,338	211,864
		1,057,041

Equity-income and Balanced funds 15.0%
American Balanced Fund, Class R-6	5,102,429	131,796
Capital Income Builder, Class R-6	2,168,763	131,796
The Income Fund of America, Class R-6	6,051,143	131,794
		395,386

Fixed income funds 5.0%
U.S. Government Securities Fund, Class R-6	9,389,870	131,458

Total investment securities 100.0% (cost: $2,113,535,000)		2,639,027
Other assets less liabilities 0.0%		(1,449)

Net assets 100.0%		$2,637,578

See Notes to Financial Statements

American Funds Target Date Retirement Series	17

American Funds 2035 Target Date Retirement Fund

Investment portfolio, October 31, 2014

Designed for investors who plan to retire in or near 2035.

Fund investments	Shares	Value (000)
Growth funds 40.0%
AMCAP Fund, Class R-6	6,915,743	$203,807
EuroPacific Growth Fund, Class R-6	2,356,988	115,186
The Growth Fund of America, Class R-6	4,379,280	204,819
The New Economy Fund, Class R-6	2,896,330	116,345
New Perspective Fund, Class R-6	5,243,614	202,351
New World Fund, Inc., Class R-6	1,935,805	115,103
SMALLCAP World Fund, Inc., Class R-6	4,070,364	202,582
		1,160,193

Growth-and-income funds 35.2%
American Mutual Fund, Class R-6	4,711,775	178,388
Capital World Growth and Income Fund, Class R-6	3,120,147	147,271
Fundamental Investors, Class R-6	3,184,249	174,369
International Growth and Income Fund, Class R-6	2,609,759	89,280
The Investment Company of America, Class R-6	5,046,110	205,377
Washington Mutual Investors Fund, Class R-6	5,282,229	225,023
		1,019,708

Equity-income and Balanced funds 19.9%
American Balanced Fund, Class R-6	8,943,450	231,009
Capital Income Builder, Class R-6	2,847,546	173,046
The Income Fund of America, Class R-6	7,952,995	173,216
		577,271

Fixed income funds 4.9%
U.S. Government Securities Fund, Class R-6	10,164,185	142,299

Total investment securities 100.0% (cost: $2,315,303,000)		2,899,471
Other assets less liabilities 0.0%		(1,206)

Net assets 100.0%		$2,898,265

See Notes to Financial Statements

18	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund

Investment portfolio, October 31, 2014

Designed for investors who plan to retire in or near 2030.

Fund investments	Shares	Value (000)
Growth funds 35.3%
AMCAP Fund, Class R-6	8,495,849	$250,373
EuroPacific Growth Fund, Class R-6	3,207,694	156,760
The Growth Fund of America, Class R-6	5,336,443	249,585
The New Economy Fund, Class R-6	3,267,221	131,244
New Perspective Fund, Class R-6	7,176,340	276,935
New World Fund, Inc., Class R-6	2,150,815	127,887
SMALLCAP World Fund, Inc., Class R-6	4,986,690	248,188
		1,440,972

Growth-and-income funds 34.9%
American Mutual Fund, Class R-6	6,494,536	245,883
Capital World Growth and Income Fund, Class R-6	4,301,261	203,020
Fundamental Investors, Class R-6	4,469,971	244,776
International Growth and Income Fund, Class R-6	3,501,485	119,786
The Investment Company of America, Class R-6	7,065,732	287,575
Washington Mutual Investors Fund, Class R-6	7,685,640	327,408
		1,428,448

Equity-income and Balanced funds 19.9%
American Balanced Fund, Class R-6	12,599,926	325,456
Capital Income Builder, Class R-6	4,010,613	243,725
The Income Fund of America, Class R-6	11,190,085	243,720
		812,901

Fixed income funds 9.9%
American Funds Inflation Linked Bond Fund, Class R-6	1,317,636	12,742
U.S. Government Securities Fund, Class R-6	27,963,807	391,493
		404,235

Total investment securities 100.0% (cost: $3,265,086,000)		4,086,556
Other assets less liabilities 0.0%		(2,563)

Net assets 100.0%		$4,083,993

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2014 (000)
U.S. Government Securities Fund, Class R-6	10,366,641	17,932,130	334,964	27,963,807	$3,612	$391,493

See Notes to Financial Statements

American Funds Target Date Retirement Series	19

American Funds 2025 Target Date Retirement Fund

Investment portfolio, October 31, 2014

Designed for investors who plan to retire in or near 2025.

Fund investments	Shares	Value (000)
Growth funds 27.6%
AMCAP Fund, Class R-6	6,924,271	$204,058
EuroPacific Growth Fund, Class R-6	2,495,380	121,949
The Growth Fund of America, Class R-6	4,266,788	199,558
The New Economy Fund, Class R-6	1,958,033	78,654
New Perspective Fund, Class R-6	5,698,632	219,910
New World Fund, Inc., Class R-6	1,561,666	92,857
SMALLCAP World Fund, Inc., Class R-6	3,719,538	185,122
		1,102,108

Growth-and-income funds 33.0%
American Mutual Fund, Class R-6	6,052,152	229,134
Capital World Growth and Income Fund, Class R-6	3,944,754	186,192
Fundamental Investors, Class R-6	4,093,513	224,161
International Growth and Income Fund, Class R-6	3,085,981	105,571
The Investment Company of America, Class R-6	6,557,630	266,896
Washington Mutual Investors Fund, Class R-6	7,125,791	303,559
		1,315,513

Equity-income and Balanced funds 18.1%
American Balanced Fund, Class R-6	11,342,702	292,982
Capital Income Builder, Class R-6	3,550,180	215,744
The Income Fund of America, Class R-6	9,869,136	214,950
		723,676

Fixed income funds 21.3%
American Funds Inflation Linked Bond Fund, Class R-6	7,437,901	71,925
American Funds Mortgage Fund, Class R-6	15,512,217	159,155
Capital World Bond Fund, Class R-6	7,717,528	157,823
Intermediate Bond Fund of America, Class R-6	11,737,319	159,041
U.S. Government Securities Fund, Class R-6	21,724,604	304,144
		852,088

Total investment securities 100.0% (cost: $3,238,236,000)		3,993,385
Other assets less liabilities 0.0%		(2,328)

Net assets 100.0%		$3,991,057

20	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2014 (000)
American Funds Mortgage Fund, Class R-6	—	15,512,217	—	15,512,217	$737	$159,155
American Funds Inflation Linked Bond Fund, Class R-6	—	7,437,901	—	7,437,901	13	71,925
					$750	$231,080

See Notes to Financial Statements

American Funds Target Date Retirement Series	21

American Funds 2020 Target Date Retirement Fund

Investment portfolio, October 31, 2014

Designed for investors who plan to retire in or near 2020.

Fund investments	Shares	Value (000)
Growth funds 15.9%
AMCAP Fund, Class R-6	4,950,028	$145,877
EuroPacific Growth Fund, Class R-6	2,022,353	98,832
The Growth Fund of America, Class R-6	2,970,169	138,915
New Perspective Fund, Class R-6	4,619,044	178,249
New World Fund, Inc., Class R-6	543,512	32,317
SMALLCAP World Fund, Inc., Class R-6	1,586,508	78,961
		673,151

Growth-and-income funds 30.8%
American Mutual Fund, Class R-6	6,657,972	252,071
Capital World Growth and Income Fund, Class R-6	4,361,777	205,876
Fundamental Investors, Class R-6	3,942,003	215,864
International Growth and Income Fund, Class R-6	2,733,703	93,520
The Investment Company of America, Class R-6	6,398,100	260,402
Washington Mutual Investors Fund, Class R-6	6,515,447	277,558
		1,305,291

Equity-income and Balanced funds 19.7%
American Balanced Fund, Class R-6	12,936,517	334,150
Capital Income Builder, Class R-6	4,122,672	250,535
The Income Fund of America, Class R-6	11,512,711	250,747
		835,432

Fixed income funds 33.6%
American Funds Inflation Linked Bond Fund, Class R-6	16,481,690	159,378
American Funds Mortgage Fund, Class R-6	20,417,830	209,487
The Bond Fund of America, Class R-6	14,686,813	187,697
Capital World Bond Fund, Class R-6	10,062,207	205,772
Intermediate Bond Fund of America, Class R-6	26,167,294	354,567
U.S. Government Securities Fund, Class R-6	21,691,968	303,688
		1,420,589

Total investment securities 100.0% (cost: $3,583,934,000)		4,234,463
Other assets less liabilities 0.0%		(2,015)

Net assets 100.0%		$4,232,448

22	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2014, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	10/31/2014
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Mortgage Fund, Class R-6	15,313,105	5,312,855	208,130	20,417,830	$2,506	$209,487
American Funds Inflation Linked Bond Fund, Class R-6	—	16,560,416	78,726	16,481,690	14	159,378
					$2,520	$368,865

See Notes to Financial Statements

American Funds Target Date Retirement Series	23

American Funds 2015 Target Date Retirement Fund

Investment portfolio, October 31, 2014

Designed for investors who plan to retire in or near 2015.

Fund investments	Shares	Value (000)
Growth funds 10.3%
AMCAP Fund, Class R-6	2,717,146	$80,074
EuroPacific Growth Fund, Class R-6	653,138	31,919
The Growth Fund of America, Class R-6	1,199,605	56,106
New Perspective Fund, Class R-6	2,077,561	80,173
		248,272

Growth-and-income funds 27.1%
American Mutual Fund, Class R-6	3,491,608	132,192
Capital World Growth and Income Fund, Class R-6	2,241,233	105,786
Fundamental Investors, Class R-6	1,956,178	107,121
International Growth and Income Fund, Class R-6	1,166,896	39,920
The Investment Company of America, Class R-6	3,301,006	134,351
Washington Mutual Investors Fund, Class R-6	3,076,719	131,068
		650,438

Equity-income and Balanced funds 22.1%
American Balanced Fund, Class R-6	6,644,233	171,621
Capital Income Builder, Class R-6	2,953,108	179,460
The Income Fund of America, Class R-6	8,246,241	179,603
		530,684

Fixed income funds 40.5%
American Funds Inflation Linked Bond Fund, Class R-6	7,571,557	73,217
American Funds Mortgage Fund, Class R-6	17,910,980	183,767
American High-Income Trust, Class R-6	5,961,419	66,112
The Bond Fund of America, Class R-6	14,406,377	184,113
Capital World Bond Fund, Class R-6	4,926,349	100,744
Intermediate Bond Fund of America, Class R-6	13,405,459	181,644
U.S. Government Securities Fund, Class R-6	13,240,594	185,368
		974,965

Total investment securities 100.0% (cost: $2,083,060,000)		2,404,359
Other assets less liabilities 0.0%		(1,070)

Net assets 100.0%		$2,403,289

24	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2014, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	10/31/2014
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Mortgage Fund, Class R-6	9,382,696	8,528,284	—	17,910,980	$1,801	$183,767
American Funds Inflation Linked Bond Fund, Class R-6	—	7,571,557	—	7,571,557	9	73,217
					$1,810	$256,984

See Notes to Financial Statements

American Funds Target Date Retirement Series	25

American Funds 2010 Target Date Retirement Fund

Investment portfolio, October 31, 2014

Designed for investors who plan to retire in or near 2010.

Fund investments	Shares	Value (000)
Growth funds 5.1%
AMCAP Fund, Class R-6	943,039	$27,791
The Growth Fund of America, Class R-6	295,921	13,840
New Perspective Fund, Class R-6	715,602	27,615
		69,246

Growth-and-income funds 25.4%
American Mutual Fund, Class R-6	2,200,779	83,321
Capital World Growth and Income Fund, Class R-6	1,176,611	55,536
Fundamental Investors, Class R-6	1,015,716	55,621
International Growth and Income Fund, Class R-6	392,469	13,426
The Investment Company of America, Class R-6	1,707,362	69,490
Washington Mutual Investors Fund, Class R-6	1,629,369	69,411
		346,805

Equity-income and Balanced funds 25.3%
American Balanced Fund, Class R-6	3,722,545	96,153
Capital Income Builder, Class R-6	2,048,495	124,487
The Income Fund of America, Class R-6	5,715,078	124,475
		345,115

Fixed income funds 44.2%
American Funds Inflation Linked Bond Fund, Class R-6	8,898,285	86,046
American Funds Mortgage Fund, Class R-6	8,068,433	82,782
American High-Income Trust, Class R-6	6,066,931	67,282
The Bond Fund of America, Class R-6	8,554,895	109,332
Capital World Bond Fund, Class R-6	3,272,603	66,925
Intermediate Bond Fund of America, Class R-6	8,984,171	121,736
U.S. Government Securities Fund, Class R-6	4,861,648	68,063
		602,166

Total investment securities 100.0% (cost: $1,255,439,000)		1,363,332
Other assets less liabilities 0.0%		(768)

Net assets 100.0%		$1,362,564

26	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2014, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	10/31/2014
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Inflation Linked Bond Fund, Class R-6	—	9,343,130	444,845	8,898,285	$10	$86,046
American Funds Mortgage Fund, Class R-6	11,031,750	1,577,074	4,540,391	8,068,433	1,253	82,782
					$1,263	$168,828

See Notes to Financial Statements

American Funds Target Date Retirement Series	27

Financial statements

Statements of assets and liabilities
at October 31, 2014

	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$407,592	$1,301,968	$1,526,777	$2,639,027
Affiliated issuers	—	—	—	—
Receivables for:
Sales of fund’s shares	1,729	3,296	3,921	13,977
Dividends	19	60	70	123
Total assets	409,340	1,305,324	1,530,768	2,653,127

Liabilities:
Payables for:
Purchases of investments	1,110	1,551	1,839	11,465
Repurchases of fund’s shares	634	1,718	2,098	2,486
Services provided by related parties	262	825	1,005	1,588
Trustees’ deferred compensation	1	5	5	10
Total liabilities	2,007	4,099	4,947	15,549
Net assets at October 31, 2014	$407,333	$1,301,225	$1,525,821	$2,637,578

Net assets consist of:
Capital paid in on shares of beneficial interest	$343,822	$1,001,586	$1,184,407	$2,030,232
Undistributed net investment income	225	1,370	2,273	4,386
Undistributed net realized gain	10,300	38,066	40,331	77,468
Net unrealized appreciation	52,986	260,203	298,810	525,492
Net assets at October 31, 2014	$407,333	$1,301,225	$1,525,821	$2,637,578

Investment securities, at cost:
Unaffiliated issuers	$354,606	$1,041,765	$1,227,967	$2,113,535
Affiliated issuers	—	—	—	—

See Notes to Financial Statements

28	American Funds Target Date Retirement Series

(dollars in thousands)

2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$2,899,471	$3,695,063	$3,762,305	$3,865,598	$2,147,375	$1,194,504
—	391,493	231,080	368,865	256,984	168,828
4,670	22,276	5,368	15,305	6,789	2,235
134	357	601	1,253	1,287	892
2,904,275	4,109,189	3,999,354	4,251,021	2,412,435	1,366,459

615	18,413	864	12,730	4,579	1,925
3,464	4,172	4,779	3,219	3,013	1,201
1,919	2,593	2,635	2,601	1,536	755
12	18	19	23	18	14
6,010	25,196	8,297	18,573	9,146	3,895
$2,898,265	$4,083,993	$3,991,057	$4,232,448	$2,403,289	$1,362,564

$2,230,767	$3,130,228	$3,123,209	$3,462,403	$2,008,485	$1,204,525
7,197	9,737	13,566	20,113	13,997	9,003
76,133	122,558	99,133	99,403	59,508	41,143
584,168	821,470	755,149	650,529	321,299	107,893
$2,898,265	$4,083,993	$3,991,057	$4,232,448	$2,403,289	$1,362,564

$2,315,303	$2,874,608	$3,011,894	$3,223,923	$1,832,346	$1,090,421
—	390,478	226,342	360,011	250,714	165,018

American Funds Target Date Retirement Series	29

Statements of assets and liabilities
at October 31, 2014

		2055 Fund	2050 Fund	2045 Fund	2040 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$134,846	$400,027	$440,447	$726,205
	Shares outstanding	8,406	30,494	32,937	54,376
	Net asset value per share	$16.04	$13.12	$13.37	$13.36
Class B:	Net assets	$65	$74	$158	$314
	Shares outstanding	4	6	12	24
	Net asset value per share	$15.97	$13.06	$13.31	$13.29
Class C:	Net assets	$2,221	$2,893	$3,702	$5,954
	Shares outstanding	139	222	278	448
	Net asset value per share	$15.96	$13.05	$13.30	$13.29
Class F-1:	Net assets	$30	$174	$170	$469
	Shares outstanding	2	13	13	35
	Net asset value per share	$16.05	$13.12	$13.37	$13.36
Class F-2:	Net assets	$32	$261	$27	$325
	Shares outstanding	2	20	2	24
	Net asset value per share	$16.06	$13.13	$13.39	$13.38
Class R-1:	Net assets	$1,329	$5,948	$7,881	$15,459
	Shares outstanding	84	462	599	1,180
	Net asset value per share	$15.76	$12.88	$13.15	$13.09
Class R-2:	Net assets	$86,053	$241,794	$300,620	$467,054
	Shares outstanding	5,453	18,774	22,963	35,674
	Net asset value per share	$15.78	$12.88	$13.09	$13.09
Class R-2E:	Net assets	$10	$10	$10	$10
	Shares outstanding	1	1	1	1
	Net asset value per share	$16.05	$13.12	$13.38	$13.36
Class R-3:	Net assets	$78,060	$238,532	$303,681	$464,120
	Shares outstanding	4,906	18,356	22,944	35,055
	Net asset value per share	$15.91	$12.99	$13.24	$13.24
Class R-4:	Net assets	$49,504	$166,970	$193,977	$331,093
	Shares outstanding	3,089	12,746	14,524	24,821
	Net asset value per share	$16.03	$13.10	$13.36	$13.34
Class R-5:	Net assets	$20,651	$84,697	$102,898	$185,623
	Shares outstanding	1,280	6,410	7,636	13,797
	Net asset value per share	$16.14	$13.21	$13.48	$13.45
Class R-6:	Net assets	$34,532	$159,845	$172,250	$440,952
	Shares outstanding	2,138	12,129	12,822	32,866
	Net asset value per share	$16.16	$13.18	$13.43	$13.42

See Notes to Financial Statements

30	American Funds Target Date Retirement Series

(dollars and shares in thousands, except per-share amounts)

2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$797,419	$1,076,673	$1,182,829	$1,292,228	$865,101	$592,298
60,534	81,803	93,585	108,560	75,863	55,028
$13.17	$13.16	$12.64	$11.90	$11.40	$10.76
$355	$328	$286	$504	$71	$238
27	25	23	42	6	22
$13.11	$13.09	$12.57	$11.84	$11.36	$10.71
$6,965	$9,120	$11,742	$13,709	$8,717	$6,177
531	697	934	1,158	768	577
$13.11	$13.09	$12.57	$11.84	$11.35	$10.71
$807	$818	$792	$1,735	$1,159	$1,019
61	62	63	146	102	95
$13.17	$13.16	$12.63	$11.90	$11.40	$10.76
$731	$573	$484	$994	$916	$788
55	43	38	83	80	73
$13.20	$13.18	$12.65	$11.92	$11.42	$10.78
$17,383	$28,285	$21,542	$18,567	$14,390	$4,451
1,350	2,184	1,735	1,587	1,287	417
$12.88	$12.95	$12.42	$11.70	$11.18	$10.66
$566,412	$725,004	$743,939	$664,462	$356,707	$148,465
43,845	56,177	60,035	56,837	31,854	14,010
$12.92	$12.91	$12.39	$11.69	$11.20	$10.60
$10	$10	$10	$10	$10	$10
1	1	1	1	1	1
$13.17	$13.17	$12.64	$11.90	$11.41	$10.77
$573,118	$818,877	$815,003	$831,088	$484,947	$205,284
43,908	62,784	65,081	70,404	42,881	19,199
$13.05	$13.04	$12.52	$11.80	$11.31	$10.69
$364,102	$559,976	$517,421	$587,230	$271,693	$169,417
27,676	42,596	40,987	49,370	23,841	15,747
$13.16	$13.15	$12.62	$11.89	$11.40	$10.76
$198,767	$249,479	$242,599	$237,824	$126,546	$71,369
14,984	18,823	19,066	19,843	11,024	6,587
$13.27	$13.25	$12.72	$11.99	$11.48	$10.83
$372,196	$614,850	$454,410	$584,097	$273,032	$163,048
28,142	46,537	35,792	48,849	23,854	15,083
$13.23	$13.21	$12.70	$11.96	$11.45	$10.81

American Funds Target Date Retirement Series	31

Statements of operations
for the year ended October 31, 2014

	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Investment income:
Income:
Dividends:
Unaffiliated issuers	$4,984	$17,476	$20,268	$35,382
Affiliated issuers	—	—	—	—
	4,984	17,476	20,268	35,382

Fees and expenses*:
Investment advisory services	312	1,080	1,252	2,159
Distribution services	1,147	3,895	4,640	7,570
Transfer agent services	480	1,602	1,915	3,102
Reports to shareholders	9	31	36	62
Registration statement and prospectus	201	233	244	272
Trustees’ compensation	2	9	10	17
Auditing and legal	2	5	6	10
Custodian	13	13	13	13
Other	1	4	4	7
Total fees and expenses before waivers	2,167	6,872	8,120	13,212
Less investment advisory services waivers	312	1,080	1,252	2,159
Total fees and expenses after waivers	1,855	5,792	6,868	11,053
Net investment income	3,129	11,684	13,400	24,329

Net realized gain and unrealized appreciation on investments:
Net realized gain on sale of investments:
Unaffiliated issuers	1,973	6,554	4,273	15,141
Affiliated issuers	—	—	—	—
Capital gain distributions received	8,377	31,676	36,234	62,593
Net realized gain on investments	10,350	38,230	40,507	77,734
Net unrealized appreciation on investments	16,862	56,873	70,435	108,708
Net realized gain and unrealized appreciation on investments	27,212	95,103	110,942	186,442

Net increase in net assets resulting from operations	$30,341	$106,787	$124,342	$210,771

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

32	American Funds Target Date Retirement Series

(dollars in thousands)

2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$40,758	$55,916	$59,259	$67,084	$42,651	$27,708
—	3,612	750	2,520	1,810	1,263
40,758	59,528	60,009	69,604	44,461	28,971

2,407	3,440	3,413	3,615	2,135	1,220
8,993	12,376	12,604	12,707	7,648	3,881
3,662	5,022	5,097	5,100	3,032	1,565
70	99	99	105	63	36
287	318	320	322	246	207
19	28	28	30	18	11
12	17	16	17	10	6
13	13	13	13	13	13
8	11	11	12	7	5
15,471	21,324	21,601	21,921	13,172	6,944
2,407	3,440	3,413	3,615	2,135	1,220
13,064	17,884	18,188	18,306	11,037	5,724
27,694	41,644	41,821	51,298	33,424	23,247

8,539	30,257	14,465	32,978	25,952	27,989
—	53	—	58	—	1,194
67,906	92,705	85,164	66,605	33,618	12,287
76,445	123,015	99,629	99,641	59,570	41,470
130,868	164,856	167,412	147,975	74,998	24,971

207,313	287,871	267,041	247,616	134,568	66,441

$235,007	$329,515	$308,862	$298,914	$167,992	$89,688

American Funds Target Date Retirement Series	33

Statements of changes in net assets

	2055 Fund		2050 Fund		2045 Fund
	Year ended October 31		Year ended October 31		Year ended October 31
	2014	2013	2014	2013	2014	2013
Operations:
Net investment income	$3,129	$2,091	$11,684	$10,127	$13,400	$11,042
Net realized gain on investments	10,350	2,284	38,230	7,408	40,507	7,939
Net unrealized appreciation on investments	16,862	30,838	56,873	142,601	70,435	158,377
Net increase in net assets resulting from operations	30,341	35,213	106,787	160,136	124,342	177,358

Dividends and distributions paid to shareholders:
Dividends from net investment income	(2,432)	(1,663)	(9,914)	(9,534)	(11,179)	(10,185)
Distributions from net realized gain on investments	(2,183)	(839)	(6,964)	(4,222)	(7,379)	(5,439)
Total dividends and distributions paid to shareholders	(4,615)	(2,502)	(16,878)	(13,756)	(18,558)	(15,624)

Net capital share transactions	152,269	88,066	317,155	154,568	412,064	204,364

Total increase in net assets	177,995	120,777	407,064	300,948	517,848	366,098

Net assets:
Beginning of year	229,338	108,561	894,161	593,213	1,007,973	641,875
End of year	$407,333	$229,338	$1,301,225	$894,161	$1,525,821	$1,007,973

Undistributed net investment income	$225	$1,101	$1,370	$4,784	$2,273	$5,290

See Notes to Financial Statements

34	American Funds Target Date Retirement Series

(dollars in thousands)

2040 Fund		2035 Fund		2030 Fund		2025 Fund		2020 Fund
Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31
2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

$24,329	$20,588	$27,694	$23,899	$41,644	$35,415	$41,821	$35,614	$51,298	$42,822
77,734	17,110	76,445	16,453	123,015	26,445	99,629	26,829	99,641	32,027
108,708	282,791	130,868	314,641	164,856	444,812	167,412	414,399	147,975	349,327
210,771	320,489	235,007	354,993	329,515	506,672	308,862	476,842	298,914	424,176

(20,000)	(19,347)	(23,271)	(22,498)	(34,344)	(33,426)	(34,770)	(34,960)	(42,462)	(44,298)
(16,152)	(9,150)	(15,296)	(12,649)	(24,894)	(22,773)	(23,801)	(18,278)	(27,161)	(20,774)

(36,152)	(28,497)	(38,567)	(35,147)	(59,238)	(56,199)	(58,571)	(53,238)	(69,623)	(65,072)

693,713	274,127	707,736	328,962	942,978	438,810	865,073	457,617	929,482	409,997

868,332	566,119	904,176	648,808	1,213,255	889,283	1,115,364	881,221	1,158,773	769,101

1,769,246	1,203,127	1,994,089	1,345,281	2,870,738	1,981,455	2,875,693	1,994,472	3,073,675	2,304,574
$2,637,578	$1,769,246	$2,898,265	$1,994,089	$4,083,993	$2,870,738	$3,991,057	$2,875,693	$4,232,448	$3,073,675

$4,386	$9,798	$7,197	$11,598	$9,737	$17,511	$13,566	$18,516	$20,113	$26,147

American Funds Target Date Retirement Series	35

Statements of changes in net assets

	2015 Fund		2010 Fund
	Year ended October 31		Year ended October 31
	2014	2013	2014	2013
Operations:
Net investment income	$33,424	$28,744	$23,247	$22,620
Net realized gain on investments	59,570	38,469	41,470	35,955
Net unrealized appreciation on investments	74,998	169,873	24,971	59,721
Net increase in net assets resulting from operations	167,992	237,086	89,688	118,296

Dividends and distributions paid to shareholders:
Dividends from net investment income	(28,565)	(31,419)	(22,210)	(24,575)
Distributions from net realized gain on investments	(35,156)	(25,664)	(34,044)	(12,609)
Total dividends and distributions paid to shareholders	(63,721)	(57,083)	(56,254)	(37,184)

Net capital share transactions	385,452	124,663	220,519	20,630

Total increase in net assets	489,723	304,666	253,953	101,742

Net assets:
Beginning of year	1,913,566	1,608,900	1,108,611	1,006,869
End of year	$2,403,289	$1,913,566	$1,362,564	$1,108,611

Undistributed net investment income	$13,997	$18,789	$9,003	$16,434

See Notes to Financial Statements

36	American Funds Target Date Retirement Series

Notes to financial statements

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 10 funds (the “funds”) — American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the series’ investment adviser and adviser to the underlying funds.

Each fund in the series has 12 share classes consisting of five retail share classes (Classes A, B, C, as well as two F share classes, F-1 and F-2) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The seven retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class F-1 and F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None
*	Class B shares of each fund are not available for purchase.

On February 21, 2014, the funds each made Class A shares available to non-retirement accounts, Class B shares available for exchange and Classes C, F-1 and F-2 shares available for sale. On August 29, 2014, the funds each made an additional retirement plan share class (Class R-2E) available for sale pursuant to an amendment to the series’ registration statement filed with the U.S. Securities and Exchange Commission. Refer to the series prospectus for more details.

On September 17, 2014, the series’ board of trustees approved the issuance of American Funds 2060 Target Date Retirement Fund (“2060 Fund”). The commencement of the 2060 Fund is anticipated to be completed by March 2015; however, the series reserves the right to delay the commencement of the 2060 Fund.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

American Funds Target Date Retirement Series	37

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 59 to 78.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2014, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the funds are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the funds’ assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the funds’ equity exposure may

38	American Funds Target Date Retirement Series

result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the funds may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The funds invest in underlying funds and incur expenses related to the underlying funds. In addition, investors in the funds will incur fees to pay for certain expenses related to the operations of the funds. An investor holding the underlying funds directly and in the same proportions as the funds would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the funds.

Underlying fund risks — Because the funds’ investments consist of underlying funds, the funds’ risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the funds in the years preceding their respective target dates because a greater proportion of the funds’ assets will consist of underlying funds that primarily invest in stocks.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying funds having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the funds approach and pass their respective target dates because a greater proportion of the funds’ assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

American Funds Target Date Retirement Series	39

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the funds’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the series and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

40	American Funds Target Date Retirement Series

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2014, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The series, except for 2055 Fund, is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state tax authorities for tax years before 2009. 2055 Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

As of October 31, 2014, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund
Undistributed ordinary income	$226	$1,375	$2,277	$4,395	$7,208
Undistributed long-term capital gain	10,300	38,080	40,334	77,475	76,132
Gross unrealized appreciation on investment securities	53,087	260,725	299,313	526,298	585,045
Gross unrealized depreciation on investment securities	(101)	(537)	(506)	(813)	(877)
Net unrealized appreciation on investment securities	52,986	260,188	298,807	525,485	584,168
Cost of investment securities	354,606	1,041,780	1,227,970	2,113,542	2,315,303
Reclassification to undistributed net investment income from undistributed net realized gain	47	140	200	294	430
Reclassification to capital paid in on shares of beneficial interest from undistributed net investment income	1,620	5,324	5,438	10,035	9,254
Reclassification to capital paid in on shares of beneficial interest from undistributed net realized gain	18	26	35	17	41

	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$9,752	$13,582	$20,131	$14,011	$9,011
Undistributed long-term capital gain	122,570	99,207	99,451	59,513	41,145
Gross unrealized appreciation on investment securities	821,459	761,230	654,689	325,468	110,061
Gross unrealized depreciation on investment securities	—	(6,156)	(4,208)	(4,173)	(2,171)
Net unrealized appreciation on investment securities	821,459	755,074	650,481	321,295	107,890
Cost of investment securities	3,265,097	3,238,311	3,583,982	2,083,064	1,255,442
Reclassification to undistributed net investment income from undistributed net realized gain	444	436	60	115	94
Reclassification to capital paid in on shares of beneficial interest from undistributed net investment income	15,518	12,437	14,930	9,766	8,562
Reclassification to capital paid in on shares of beneficial interest from undistributed net realized gain	53	177	213	54	325

American Funds Target Date Retirement Series	41

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

2055 Fund

	Year ended October 31, 2014			Year ended October 31, 2013
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$1,038	$682	$1,720	$809	$157	$966
Class B*	—	—	—
Class C*	—	—	—
Class F-1*	—	—	—
Class F-2*	—	—	—
Class R-1	6	7	13	8	2	10
Class R-2	424	481	905	414	113	527
Class R-2E†	—	—	—
Class R-3	478	399	877	391	90	481
Class R-4	338	223	561	229	44	273
Class R-5	211	120	331	166	29	195
Class R-6	134	74	208	43	7	50
Total	$2,629	$1,986	$4,615	$2,060	$442	$2,502

2050 Fund

	Year ended October 31, 2014			Year ended October 31, 2013
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$3,924	$2,377	$6,301	$3,847	$1,490	$5,337
Class B*	—	—	—
Class C*	—	—	—
Class F-1*	—	—	—
Class F-2*	—	—	—
Class R-1	28	38	66	30	23	53
Class R-2	1,289	1,552	2,841	1,718	1,021	2,739
Class R-2E†	—	—	—
Class R-3	1,807	1,413	3,220	1,875	859	2,734
Class R-4	1,476	892	2,368	1,257	481	1,738
Class R-5	778	391	1,169	549	184	733
Class R-6	612	301	913	318	104	422
Total	$9,914	$6,964	$16,878	$9,594	$4,162	$13,756

2045 Fund

	Year ended October 31, 2014			Year ended October 31, 2013
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$4,106	$2,311	$6,417	$3,742	$1,760	$5,502
Class B*	—	—	—
Class C*	—	—	—
Class F-1*	—	—	—
Class F-2*	—	—	—
Class R-1	24	40	64	46	41	87
Class R-2	1,572	1,729	3,301	1,896	1,389	3,285
Class R-2E†	—	—	—
Class R-3	2,316	1,669	3,985	2,153	1,215	3,368
Class R-4	1,553	878	2,431	1,314	613	1,927
Class R-5	927	438	1,365	696	285	981
Class R-6	681	314	995	338	136	474
Total	$11,179	$7,379	$18,558	$10,185	$5,439	$15,624

42	American Funds Target Date Retirement Series

2040 Fund

	Year ended October 31, 2014			Year ended October 31, 2013
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$7,339	$5,138	$12,477	$7,128	$2,952	$10,080
Class B*	—	—	—
Class C*	—	—	—
Class F-1*	—	—	—
Class F-2*	—	—	—
Class R-1	85	130	215	102	77	179
Class R-2	2,581	3,507	6,088	3,278	2,100	5,378
Class R-2E†	—	—	—
Class R-3	3,656	3,335	6,991	3,969	1,967	5,936
Class R-4	3,080	2,159	5,239	2,825	1,158	3,983
Class R-5	1,860	1,086	2,946	1,453	522	1,975
Class R-6	1,399	797	2,196	714	252	966
Total	$20,000	$16,152	$36,152	$19,469	$9,028	$28,497

2035 Fund

	Year ended October 31, 2014			Year ended October 31, 2013
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$8,299	$4,701	$13,000	$8,069	$4,050	$12,119
Class B*	—	—	—
Class C*	—	—	—
Class F-1*	—	—	—
Class F-2*	—	—	—
Class R-1	82	116	198	148	120	268
Class R-2	3,422	3,597	7,019	4,162	3,162	7,324
Class R-2E†	—	—	—
Class R-3	4,704	3,390	8,094	4,765	2,828	7,593
Class R-4	3,231	1,831	5,062	2,844	1,404	4,248
Class R-5	2,066	981	3,047	1,660	722	2,382
Class R-6	1,467	680	2,147	850	363	1,213
Total	$23,271	$15,296	$38,567	$22,498	$12,649	$35,147

2030 Fund

	Year ended October 31, 2014			Year ended October 31, 2013
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$11,467	$7,247	$18,714	$11,092	$6,791	$17,883
Class B*	—	—	—
Class C*	—	—	—
Class F-1*	—	—	—
Class F-2*	—	—	—
Class R-1	142	202	344	199	217	416
Class R-2	4,545	5,354	9,899	5,755	5,330	11,085
Class R-2E†	—	—	—
Class R-3	6,929	5,569	12,498	7,181	5,194	12,375
Class R-4	5,814	3,669	9,483	5,287	3,186	8,473
Class R-5	2,804	1,485	4,289	2,336	1,236	3,572
Class R-6	2,643	1,368	4,011	1,576	819	2,395
Total	$34,344	$24,894	$59,238	$33,426	$22,773	$56,199

See page 45 for footnotes.

American Funds Target Date Retirement Series	43

2025 Fund

	Year ended October 31, 2014			Year ended October 31, 2013
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$12,648	$7,525	$20,173	$12,464	$5,898	$18,362
Class B*	—	—	—
Class C*	—	—	—
Class F-1*	—	—	—
Class F-2*	—	—	—
Class R-1	108	144	252	170	127	297
Class R-2	4,745	5,193	9,938	6,123	4,274	10,397
Class R-2E†	—	—	—
Class R-3	7,059	5,372	12,431	7,799	4,287	12,086
Class R-4	5,223	3,106	8,329	4,954	2,292	7,246
Class R-5	2,632	1,313	3,945	2,165	884	3,049
Class R-6	2,355	1,148	3,503	1,285	516	1,801
Total	$34,770	$23,801	$58,571	$34,960	$18,278	$53,238

2020 Fund

	Year ended October 31, 2014			Year ended October 31, 2013
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$15,778	$9,081	$24,859	$16,791	$7,117	$23,908
Class B*	—	—	—
Class C*	—	—	—
Class F-1*	—	—	—
Class F-2*	—	—	—
Class R-1	136	155	291	185	134	319
Class R-2	5,221	5,068	10,289	6,486	3,979	10,465
Class R-2E†	—	—	—
Class R-3	8,482	6,054	14,536	9,684	4,751	14,435
Class R-4	7,124	4,054	11,178	6,925	2,906	9,831
Class R-5	2,876	1,398	4,274	2,775	1,030	3,805
Class R-6	2,845	1,351	4,196	1,691	618	2,309
Total	$42,462	$27,161	$69,623	$44,537	$20,535	$65,072

2015 Fund

	Year ended October 31, 2014			Year ended October 31, 2013
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$12,058	$13,195	$25,253	$13,260	$9,818	$23,078
Class B*	—	—	—
Class C*	—	—	—
Class F-1*	—	—	—
Class F-2*	—	—	—
Class R-1	114	235	349	169	196	365
Class R-2	3,465	6,326	9,791	4,576	4,900	9,476
Class R-2E†	—	—	—
Class R-3	5,951	7,986	13,937	6,870	5,918	12,788
Class R-4	3,703	4,040	7,743	3,956	2,901	6,857
Class R-5	1,829	1,710	3,539	1,766	1,142	2,908
Class R-6	1,625	1,484	3,109	985	626	1,611
Total	$28,745	$34,976	$63,721	$31,582	$25,501	$57,083

44	American Funds Target Date Retirement Series

2010 Fund

	Year ended October 31, 2014			Year ended October 31, 2013
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$11,997	$15,770	$27,767	$14,060	$5,371	$19,431
Class B*	—	—	—
Class C*	—	—	—
Class F-1*	—	—	—
Class F-2*	—	—	—
Class R-1	59	114	173	59	33	92
Class R-2	2,376	4,374	6,750	2,924	1,464	4,388
Class R-2E†	—	—	—
Class R-3	3,726	5,672	9,398	4,284	1,852	6,136
Class R-4	3,161	4,119	7,280	3,265	1,237	4,502
Class R-5	1,077	1,246	2,323	1,332	458	1,790
Class R-6	1,201	1,362	2,563	631	214	845
Total	$23,597	$32,657	$56,254	$26,555	$10,629	$37,184

*	Class B, C, F-1 and F-2 shares were offered beginning February 21, 2014.
†	Class R-2E shares were offered beginning August 29, 2014.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver can only be modified or terminated with the approval of the series’ board of trustees. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 59 to 78.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Class F-1 and R-4	0.25	0.50

American Funds Target Date Retirement Series	45

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2014, there were no unreimbursed expenses subject to reimbursement for the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

Class-specific expenses under the agreements described on the previous page for the year ended October 31, 2014, were as follows (dollars in thousands):

2055 Fund

Share class	Distribution services		Transfer agent services
Class A	$210		$112
Class B1	—	[2]	—	[2]
Class C1	6		1
Class F-1[1]	—	[2]	—	[2]
Class F-2[1]	Not applicable		—	[2]
Class R-1	11		1
Class R-2	520		210
Class R-2E3	—		—	[2]
Class R-3	306		107
Class R-4	94		40
Class R-5	Not applicable		8
Class R-6	Not applicable		1
Total class-specific expenses	$1,147		$480

2050 Fund

Share class	Distribution services		Transfer agent services
Class A	$789		$379
Class B1	—	[2]	—	[2]
Class C1	8		1
Class F-1[1]	—	[2]	—	[2]
Class F-2[1]	Not applicable		—	[2]
Class R-1	56		7
Class R-2	1,653		668
Class R-2E3	—		—	[2]
Class R-3	1,036		366
Class R-4	353		148
Class R-5	Not applicable		30
Class R-6	Not applicable		3
Total class-specific expenses	$3,895		$1,602

2045 Fund

Share class	Distribution services		Transfer agent services
Class A	$813		$406
Class B1	1		—	[2]
Class C1	12		1
Class F-1[1]	—	[2]	—	[2]
Class F-2[1]	Not applicable		—	[2]
Class R-1	66		9
Class R-2	2,017		817
Class R-2E3	—		—	[2]
Class R-3	1,337		474
Class R-4	394		169
Class R-5	Not applicable		36
Class R-6	Not applicable		3
Total class-specific expenses	$4,640		$1,915

2040 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,440	$694
Class B1	1	—	[2]
Class C1	17	2
Class F-1[1]	1	—	[2]
Class F-2[1]	Not applicable	—	[2]
Class R-1	153	21
Class R-2	3,180	1,281
Class R-2E3	—	—	[2]
Class R-3	2,086	738
Class R-4	692	290
Class R-5	Not applicable	69
Class R-6	Not applicable	7
Total class-specific expenses	$7,570	$3,102

46	American Funds Target Date Retirement Series

2035 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,613	$759
Class B1	1	—	[2]
Class C1	23	2
Class F-1[1]	1	—	[2]
Class F-2[1]	Not applicable	—	[2]
Class R-1	167	22
Class R-2	3,905	1,583
Class R-2E3	—	—	[2]
Class R-3	2,540	899
Class R-4	743	316
Class R-5	Not applicable	75
Class R-6	Not applicable	6
Total class-specific expenses	$8,993	$3,662

2030 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,178	$1,032
Class B1	1	—	[2]
Class C1	26	3
Class F-1[1]	1	—	[2]
Class F-2[1]	Not applicable	—	[2]
Class R-1	259	35
Class R-2	5,046	2,046
Class R-2E3	—	—	[2]
Class R-3	3,680	1,299
Class R-4	1,185	494
Class R-5	Not applicable	102
Class R-6	Not applicable	11
Total class-specific expenses	$12,376	$5,022

2025 Fund

Share class	Distribution services		Transfer agent services
Class A	$2,398		$1,124
Class B1	1		—	[2]
Class C1	34		3
Class F-1[1]	—	[2]	—	[2]
Class F-2[1]	Not applicable		—	[2]
Class R-1	201		26
Class R-2	5,158		2,089
Class R-2E3	—		—	[2]
Class R-3	3,696		1,285
Class R-4	1,116		466
Class R-5	Not applicable		95
Class R-6	Not applicable		9
Total class-specific expenses	$12,604		$5,097

2020 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,755	$1,249
Class B1	2	—	[2]
Class C1	41	4
Class F-1[1]	1	1
Class F-2[1]	Not applicable	—	[2]
Class R-1	185	25
Class R-2	4,640	1,871
Class R-2E3	—	—	[2]
Class R-3	3,818	1,323
Class R-4	1,265	525
Class R-5	Not applicable	91
Class R-6	Not applicable	11
Total class-specific expenses	$12,707	$5,100

2015 Fund

Share class	Distribution services		Transfer agent services
Class A	$1,934		$848
Class B1	—	[2]	—	[2]
Class C1	28		3
Class F-1[1]	1		—	[2]
Class F-2[1]	Not applicable		—	[2]
Class R-1	131		17
Class R-2	2,636		1,057
Class R-2E3	—		—	[2]
Class R-3	2,310		796
Class R-4	608		252
Class R-5	Not applicable		54
Class R-6	Not applicable		5
Total class-specific expenses	$7,648		$3,032

2010 Fund

Share class	Distribution services		Transfer agent services
Class A	$1,348		$599
Class B1	1		—	[2]
Class C1	17		2
Class F-1[1]	—	[2]	—	[2]
Class F-2[1]	Not applicable		1
Class R-1	41		5
Class R-2	1,091		431
Class R-2E3	—		—	[2]
Class R-3	998		341
Class R-4	385		157
Class R-5	Not applicable		26
Class R-6	Not applicable		3
Total class-specific expenses	$3,881		$1,565

[1]	Class B, C, F-1 and F-2 shares were offered beginning February 21, 2014.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

American Funds Target Date Retirement Series	47

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
2055 Fund	$2	$—	*	$2
2050 Fund	8	1		9
2045 Fund	9	1		10
2040 Fund	16	1		17
2035 Fund	18	1		19
2030 Fund	26	2		28
2025 Fund	26	2		28
2020 Fund	27	3		30
2015 Fund	16	2		18
2010 Fund	9	2		11

* Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2014, as follows (dollars in thousands):

	Purchases	Sales
2055 Fund	$166,799	$7,502
2050 Fund	358,394	14,535
2045 Fund	453,656	9,911
2040 Fund	776,606	31,159
2035 Fund	783,552	18,290
2030 Fund	1,085,700	65,351
2025 Fund	1,021,378	86,282
2020 Fund	1,132,434	153,731
2015 Fund	507,254	117,711
2010 Fund	409,438	209,537

48	American Funds Target Date Retirement Series

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2055 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$64,154	4,168	$1,720	114	$(17,684)	(1,146)	$48,190	3,136
Class B2	68	4	—	—	(5)	— [3]	63	4
Class C2	2,273	146	—	—	(105)	(7)	2,168	139
Class F-1[2]	29	2	—	—	—	—	29	2
Class F-2[2]	36	2	—	—	(4)	— [3]	32	2
Class R-1	781	51	13	1	(403)	(27)	391	25
Class R-2	51,212	3,368	905	61	(26,198)	(1,728)	25,919	1,701
Class R-2E4	10	1	—	—	—	—	10	1
Class R-3	47,722	3,125	876	59	(22,739)	(1,492)	25,859	1,692
Class R-4	32,863	2,140	561	37	(11,786)	(765)	21,638	1,412
Class R-5	14,129	915	331	22	(11,953)	(780)	2,507	157
Class R-6	31,179	2,004	207	14	(5,923)	(378)	25,463	1,640
Total net increase (decrease)	$244,456	15,926	$4,613	308	$(96,800)	(6,323)	$152,269	9,911

Year ended October 31, 2013

Class A	$40,758	3,068	$966	80	$(13,331)	(996)	$28,393	2,152
Class R-1	474	36	9	1	(105)	(8)	378	29
Class R-2	33,516	2,541	527	44	(14,074)	(1,075)	19,969	1,510
Class R-3	33,591	2,535	481	40	(17,911)	(1,377)	16,161	1,198
Class R-4	15,926	1,184	273	23	(5,212)	(385)	10,987	822
Class R-5	10,709	787	195	16	(3,497)	(261)	7,407	542
Class R-6	5,544	407	50	4	(823)	(61)	4,771	350
Total net increase (decrease)	$140,518	10,558	$2,501	208	$(54,953)	(4,163)	$88,066	6,603

See page 58 for footnotes.

American Funds Target Date Retirement Series	49

2050 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$107,486	8,549	$6,290	512	$(50,999)	(4,053)	$62,777	5,008
Class B2	85	7	—	—	(11)	(1)	74	6
Class C2	3,015	237	—	—	(190)	(15)	2,825	222
Class F-1[2]	186	14	—	—	(18)	(1)	168	13
Class F-2[2]	483	38	—	—	(223)	(18)	260	20
Class R-1	3,405	277	66	5	(2,811)	(226)	660	56
Class R-2	86,611	6,980	2,838	234	(65,965)	(5,321)	23,484	1,893
Class R-2E4	10	1	—	—	—	—	10	1
Class R-3	98,065	7,849	3,215	263	(61,810)	(4,965)	39,470	3,147
Class R-4	83,639	6,677	2,368	193	(42,648)	(3,390)	43,359	3,480
Class R-5	53,025	4,200	1,169	95	(25,883)	(2,043)	28,311	2,252
Class R-6	129,911	10,162	913	74	(15,067)	(1,185)	115,757	9,051
Total net increase (decrease)	$565,921	44,991	$16,859	1,376	$(265,625)	(21,218)	$317,155	25,149

Year ended October 31, 2013

Class A	$78,186	7,231	$5,327	541	$(42,413)	(3,929)	$41,100	3,843
Class R-1	3,371	321	53	5	(2,977)	(285)	447	41
Class R-2	70,090	6,561	2,735	281	(51,194)	(4,774)	21,631	2,068
Class R-3	74,812	6,938	2,734	279	(46,482)	(4,327)	31,064	2,890
Class R-4	47,093	4,348	1,738	177	(22,928)	(2,104)	25,903	2,421
Class R-5	26,481	2,364	733	74	(10,703)	(991)	16,511	1,447
Class R-6	23,802	2,176	422	43	(6,312)	(579)	17,912	1,640
Total net increase (decrease)	$323,835	29,939	$13,742	1,400	$(183,009)	(16,989)	$154,568	14,350

50	American Funds Target Date Retirement Series

2045 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$130,091	10,146	$6,410	512	$(49,221)	(3,830)	$87,280	6,828
Class B2	158	12	—	—	(5)	— [3]	153	12
Class C2	3,819	294	—	—	(202)	(16)	3,617	278
Class F-1[2]	163	13	—	—	— [3]	— [3]	163	13
Class F-2[2]	134	10	—	—	(111)	(8)	23	2
Class R-1	3,208	253	64	5	(1,597)	(127)	1,675	131
Class R-2	112,947	8,964	3,298	267	(78,963)	(6,273)	37,282	2,958
Class R-2E4	10	1	—	—	—	—	10	1
Class R-3	136,594	10,776	3,978	320	(82,983)	(6,534)	57,589	4,562
Class R-4	102,822	8,029	2,431	194	(42,255)	(3,286)	62,998	4,937
Class R-5	73,682	5,749	1,364	108	(38,863)	(3,013)	36,183	2,844
Class R-6	139,776	10,772	995	79	(15,680)	(1,206)	125,091	9,645
Total net increase (decrease)	$703,404	55,019	$18,540	1,485	$(309,880)	(24,293)	$412,064	32,211

Year ended October 31, 2013

Class A	$93,348	8,447	$5,488	547	$(38,444)	(3,491)	$60,392	5,503
Class R-1	2,826	261	87	9	(3,551)	(325)	(638)	(55)
Class R-2	94,298	8,682	3,284	332	(59,675)	(5,511)	37,907	3,503
Class R-3	92,460	8,441	3,368	338	(51,477)	(4,700)	44,351	4,079
Class R-4	53,065	4,805	1,925	192	(27,827)	(2,525)	27,163	2,472
Class R-5	23,947	2,127	980	97	(8,999)	(806)	15,928	1,418
Class R-6	23,811	2,119	474	47	(5,024)	(448)	19,261	1,718
Total net increase (decrease)	$383,755	34,882	$15,606	1,562	$(194,997)	(17,806)	$204,364	18,638

See page 58 for footnotes.

American Funds Target Date Retirement Series	51

2040 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$177,065	13,814	$12,464	996	$(84,790)	(6,615)	$104,739	8,195
Class B2	322	25	—	—	(15)	(1)	307	24
Class C2	6,106	469	—	—	(268)	(21)	5,838	448
Class F-1[2]	464	36	—	—	(11)	(1)	453	35
Class F-2[2]	386	30	—	—	(72)	(6)	314	24
Class R-1	5,606	447	215	17	(5,883)	(465)	(62)	(1)
Class R-2	148,632	11,781	6,081	492	(105,760)	(8,391)	48,953	3,882
Class R-2E4	10	1	—	—	—	—	10	1
Class R-3	165,585	13,017	6,988	561	(109,812)	(8,634)	62,761	4,944
Class R-4	157,167	12,272	5,237	419	(86,277)	(6,747)	76,127	5,944
Class R-5	123,797	9,644	2,946	234	(73,552)	(5,698)	53,191	4,180
Class R-6	373,011	28,626	2,197	175	(34,126)	(2,633)	341,082	26,168
Total net increase (decrease)	$1,158,151	90,162	$36,128	2,894	$(500,566)	(39,212)	$693,713	53,844

Year ended October 31, 2013

Class A	$138,868	12,551	$10,054	1,001	$(72,419)	(6,579)	$76,503	6,973
Class R-1	4,575	417	179	18	(3,422)	(318)	1,332	117
Class R-2	124,303	11,444	5,376	542	(90,526)	(8,332)	39,153	3,654
Class R-3	134,548	12,217	5,934	594	(96,584)	(8,823)	43,898	3,988
Class R-4	83,341	7,520	3,983	397	(45,972)	(4,150)	41,352	3,767
Class R-5	48,062	4,266	1,974	195	(18,485)	(1,656)	31,551	2,805
Class R-6	51,207	4,604	966	96	(11,835)	(1,059)	40,338	3,641
Total net increase (decrease)	$584,904	53,019	$28,466	2,843	$(339,243)	(30,917)	$274,127	24,945

52	American Funds Target Date Retirement Series

2035 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$201,053	15,913	$12,976	1,050	$(92,718)	(7,330)	$121,311	9,633
Class B2	351	28	—	—	(6)	(1)	345	27
Class C2	7,433	581	—	—	(655)	(50)	6,778	531
Class F-1[2]	827	65	—	—	(50)	(4)	777	61
Class F-2[2]	733	57	—	—	(26)	(2)	707	55
Class R-1	5,734	464	198	17	(5,094)	(413)	838	68
Class R-2	184,231	14,802	7,015	576	(137,960)	(11,087)	53,286	4,291
Class R-2E4	10	1	—	—	—	—	10	1
Class R-3	207,067	16,494	8,092	659	(126,976)	(10,112)	88,183	7,041
Class R-4	168,091	13,265	5,061	410	(68,518)	(5,403)	104,634	8,272
Class R-5	135,840	10,713	3,048	245	(83,425)	(6,556)	55,463	4,402
Class R-6	305,749	23,990	2,146	174	(32,491)	(2,549)	275,404	21,615
Total net increase (decrease)	$1,217,119	96,373	$38,536	3,131	$(547,919)	(43,507)	$707,736	55,997

Year ended October 31, 2013

Class A	$148,817	13,606	$12,093	1,215	$(80,484)	(7,397)	$80,426	7,424
Class R-1	4,664	435	268	27	(5,129)	(465)	(197)	(3)
Class R-2	157,812	14,662	7,318	744	(106,249)	(9,882)	58,881	5,524
Class R-3	164,563	15,140	7,589	768	(101,027)	(9,336)	71,125	6,572
Class R-4	94,473	8,669	4,240	427	(44,637)	(4,040)	54,076	5,056
Class R-5	47,696	4,306	2,380	238	(18,491)	(1,659)	31,585	2,885
Class R-6	44,768	4,074	1,212	122	(12,914)	(1,161)	33,066	3,035
Total net increase (decrease)	$662,793	60,892	$35,100	3,541	$(368,931)	(33,940)	$328,962	30,493

See page 58 for footnotes.

American Funds Target Date Retirement Series	53

2030 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$258,546	20,453	$18,693	1,514	$(122,069)	(9,641)	$155,170	12,326
Class B2	385	30	—	—	(67)	(5)	318	25
Class C2	9,498	742	—	—	(584)	(45)	8,914	697
Class F-1[2]	821	64	—	—	(25)	(2)	796	62
Class F-2[2]	672	52	—	—	(108)	(9)	564	43
Class R-1	7,943	638	343	28	(5,578)	(447)	2,708	219
Class R-2	205,803	16,552	9,895	812	(162,284)	(13,059)	53,414	4,305
Class R-2E4	10	1	—	—	—	—	10	1
Class R-3	281,507	22,472	12,488	1,018	(175,485)	(14,010)	118,510	9,480
Class R-4	235,682	18,634	9,483	769	(139,770)	(11,116)	105,395	8,287
Class R-5	162,382	12,833	4,290	346	(106,340)	(8,355)	60,332	4,824
Class R-6	493,994	38,624	4,010	324	(61,157)	(4,806)	436,847	34,142
Total net increase (decrease)	$1,657,243	131,095	$59,202	4,811	$(773,467)	(61,495)	$942,978	74,411

Year ended October 31, 2013

Class A	$211,471	19,289	$17,857	1,789	$(116,796)	(10,708)	$112,532	10,370
Class R-1	7,425	689	416	42	(7,382)	(685)	459	46
Class R-2	185,932	17,291	11,068	1,123	(138,133)	(12,843)	58,867	5,571
Class R-3	229,001	20,997	12,359	1,245	(149,723)	(13,790)	91,637	8,452
Class R-4	144,918	13,189	8,447	846	(77,421)	(7,041)	75,944	6,994
Class R-5	70,849	6,336	3,572	356	(37,469)	(3,395)	36,952	3,297
Class R-6	83,523	7,572	2,394	240	(23,498)	(2,135)	62,419	5,677
Total net increase (decrease)	$933,119	85,363	$56,113	5,641	$(550,422)	(50,597)	$438,810	40,407

54	American Funds Target Date Retirement Series

2025 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$302,773	24,863	$20,124	1,693	$(138,676)	(11,379)	$184,221	15,177
Class B2	344	28	—	—	(63)	(5)	281	23
Class C2	12,122	981	—	—	(573)	(47)	11,549	934
Class F-1[2]	801	65	—	—	(31)	(2)	770	63
Class F-2[2]	543	44	—	—	(71)	(6)	472	38
Class R-1	7,782	649	252	21	(5,187)	(429)	2,847	241
Class R-2	215,627	17,989	9,935	847	(162,362)	(13,560)	63,200	5,276
Class R-2E4	10	1	—	—	—	—	10	1
Class R-3	268,178	22,211	12,424	1,051	(181,516)	(15,025)	99,086	8,237
Class R-4	226,118	18,541	8,328	701	(118,540)	(9,689)	115,906	9,553
Class R-5	153,525	12,578	3,943	330	(87,025)	(7,095)	70,443	5,813
Class R-6	365,613	29,753	3,497	294	(52,822)	(4,306)	316,288	25,741
Total net increase (decrease)	$1,553,436	127,703	$58,503	4,937	$(746,866)	(61,543)	$865,073	71,097

Year ended October 31, 2013

Class A	$246,517	23,101	$18,293	1,874	$(139,109)	(13,106)	$125,701	11,869
Class R-1	5,103	489	297	31	(4,780)	(452)	620	68
Class R-2	199,007	19,003	10,394	1,078	(135,535)	(12,928)	73,866	7,153
Class R-3	244,542	23,098	12,077	1,244	(156,780)	(14,851)	99,839	9,491
Class R-4	145,979	13,716	7,223	741	(85,159)	(7,958)	68,043	6,499
Class R-5	65,319	6,024	3,049	311	(30,411)	(2,812)	37,957	3,523
Class R-6	73,129	6,839	1,801	184	(23,339)	(2,174)	51,591	4,849
Total net increase (decrease)	$979,596	92,270	$53,134	5,463	$(575,113)	(54,281)	$457,617	43,452

See page 58 for footnotes.

American Funds Target Date Retirement Series	55

2020 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$337,245	29,362	$24,820	2,214	$(186,811)	(16,241)	$175,254	15,335
Class B2	563	49	—	—	(75)	(7)	488	42
Class C2	13,973	1,202	—	—	(516)	(44)	13,457	1,158
Class F-1[2]	1,765	151	—	—	(63)	(5)	1,702	146
Class F-2[2]	1,158	98	—	—	(180)	(15)	978	83
Class R-1	4,969	439	290	26	(6,122)	(539)	(863)	(74)
Class R-2	195,258	17,247	10,285	929	(150,552)	(13,319)	54,991	4,857
Class R-2E4	10	1	—	—	—	—	10	1
Class R-3	275,362	24,167	14,529	1,303	(198,920)	(17,450)	90,971	8,020
Class R-4	282,297	24,548	11,177	998	(186,459)	(16,324)	107,015	9,222
Class R-5	142,885	12,386	4,274	380	(81,168)	(7,005)	65,991	5,761
Class R-6	490,403	42,257	4,196	374	(75,111)	(6,491)	419,488	36,140
Total net increase (decrease)	$1,745,888	151,907	$69,571	6,224	$(885,977)	(77,440)	$929,482	80,691

Year ended October 31, 2013

Class A	$275,146	26,626	$23,839	2,476	$(185,481)	(17,934)	$113,504	11,168
Class R-1	4,878	479	318	33	(4,800)	(477)	396	35
Class R-2	189,883	18,659	10,457	1,098	(144,288)	(14,184)	56,052	5,573
Class R-3	269,129	26,304	14,420	1,505	(203,081)	(19,878)	80,468	7,931
Class R-4	164,978	15,989	9,818	1,020	(102,095)	(9,881)	72,701	7,128
Class R-5	57,867	5,541	3,805	393	(37,408)	(3,597)	24,264	2,337
Class R-6	99,577	9,564	2,309	240	(39,274)	(3,811)	62,612	5,993
Total net increase (decrease)	$1,061,458	103,162	$64,966	6,765	$(716,427)	(69,762)	$409,997	40,165

56	American Funds Target Date Retirement Series

2015 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$223,560	20,238	$25,102	2,335	$(149,538)	(13,542)	$99,124	9,031
Class B2	93	8	—	—	(24)	(2)	69	6
Class C2	9,112	817	—	—	(545)	(49)	8,567	768
Class F-1[2]	1,182	105	—	—	(36)	(3)	1,146	102
Class F-2[2]	1,213	108	—	—	(317)	(28)	896	80
Class R-1	5,007	459	349	33	(4,299)	(396)	1,057	96
Class R-2	99,748	9,176	9,783	921	(117,505)	(10,813)	(7,974)	(716)
Class R-2E4	10	1	—	—	—	—	10	1
Class R-3	170,683	15,568	13,922	1,302	(159,577)	(14,562)	25,028	2,308
Class R-4	119,990	10,857	7,741	721	(84,740)	(7,662)	42,991	3,916
Class R-5	74,895	6,779	3,538	328	(55,364)	(4,961)	23,069	2,146
Class R-6	246,690	22,209	3,110	289	(58,331)	(5,282)	191,469	17,216
Total net increase (decrease)	$952,183	86,325	$63,545	5,929	$(630,276)	(57,300)	$385,452	34,954

Year ended October 31, 2013

Class A	$187,099	18,397	$22,906	2,388	$(173,849)	(17,039)	$36,156	3,746
Class R-1	3,750	374	365	39	(4,830)	(480)	(715)	(67)
Class R-2	124,218	12,411	9,474	999	(127,401)	(12,707)	6,291	703
Class R-3	172,478	17,086	12,783	1,340	(163,670)	(16,217)	21,591	2,209
Class R-4	86,256	8,495	6,813	711	(79,368)	(7,785)	13,701	1,421
Class R-5	42,867	4,164	2,901	302	(31,087)	(3,008)	14,681	1,458
Class R-6	57,577	5,599	1,611	168	(26,230)	(2,562)	32,958	3,205
Total net increase (decrease)	$674,245	66,526	$56,853	5,947	$(606,435)	(59,798)	$124,663	12,675

See page 58 for footnotes.

American Funds Target Date Retirement Series	57

2010 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$111,439	10,650	$27,493	2,714	$(103,038)	(9,863)	$35,894	3,501
Class B2	336	32	—	—	(106)	(10)	230	22
Class C2	6,193	587	—	—	(102)	(10)	6,091	577
Class F-1[2]	1,039	100	—	—	(54)	(5)	985	95
Class F-2[2]	1,331	125	—	—	(548)	(52)	783	73
Class R-1	1,622	156	173	17	(1,367)	(132)	428	41
Class R-2	65,494	6,361	6,748	673	(71,464)	(6,961)	778	73
Class R-2E4	10	1	—	—	—	—	10	1
Class R-3	132,074	12,747	9,384	930	(138,071)	(13,339)	3,387	338
Class R-4	99,960	9,564	7,280	719	(79,771)	(7,657)	27,469	2,626
Class R-5	53,197	5,111	2,323	228	(29,232)	(2,794)	26,288	2,545
Class R-6	181,595	17,219	2,564	252	(65,983)	(6,272)	118,176	11,199
Total net increase (decrease)	$654,290	62,653	$55,965	5,533	$(489,736)	(47,095)	$220,519	21,091

Year ended October 31, 2013

Class A	$104,170	10,500	$19,280	2,036	$(133,000)	(13,339)	$(9,550)	(803)
Class R-1	1,455	146	92	10	(1,571)	(159)	(24)	(3)
Class R-2	69,138	7,071	4,363	465	(75,044)	(7,653)	(1,543)	(117)
Class R-3	129,029	13,051	6,121	648	(130,438)	(13,183)	4,712	516
Class R-4	86,745	8,756	4,503	475	(77,309)	(7,760)	13,939	1,471
Class R-5	33,714	3,362	1,790	189	(41,656)	(4,157)	(6,152)	(606)
Class R-6	40,300	4,016	845	89	(21,897)	(2,171)	19,248	1,934
Total net increase (decrease)	$464,551	46,902	$36,994	3,912	$(480,915)	(48,422)	$20,630	2,392

[1]	Includes exchanges between share classes of the fund.
[2]	Class B, C, F-1 and F-2 shares were offered beginning February 21, 2014.
[3]	Amount less than one thousand.
[4]	Class R-2E shares were offered beginning August 29, 2014.

58	American Funds Target Date Retirement Series

Financial highlights

2055 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/14	$14.77	$.19	$1.38	$1.57	$(.17)	$(.13)	$(.30)	$16.04	10.80%		$135.48%				.38%		.78%		1.22%
10/31/13	12.13	.21	2.72	2.93	(.20)	(.09)	(.29)	14.77	24.68		78.49				.35		.75		1.54
10/31/12	11.14	.18	1.13	1.31	(.16)	(.16)	(.32)	12.13	12.18		38.56				.37		.78		1.59
10/31/11	11.12	.18	.06	.24	(.15)	(.07)	(.22)	11.14	2.11		20.76				.39		.79		1.57
10/31/10[6,7]	10.00	.11	1.01	1.12	—	—	—	11.12	11.20		6.89			[8]	.36	[8]	.78	[8]	1.37	[8]
Class B:
10/31/14[6,9]	15.17	.03	.77	.80	—	—	—	15.97	5.27	[10]	—	[11]	1.12	[8,10]	1.02	[8,10]	1.42	[8,10]	.25	[8,10]
Class C:
10/31/14[6,9]	15.17	.02	.77	.79	—	—	—	15.96	5.21		2		1.22	[8]	1.12	[8]	1.52	[8]	.15	[8]
Class F-1:
10/31/14[6,9]	15.17	.11	.77	.88	—	—	—	16.05	5.80	[10]	—	[11]	.43	[8,10]	.33	[8,10]	.73	[8,10]	1.02	[8,10]
Class F-2:
10/31/14[6,9]	15.17	.16	.73	.89	—	—	—	16.06	5.87		—	[11]	.30	[8]	.20	[8]	.60	[8]	1.46	[8]
Class R-1:
10/31/14	14.55	.06	1.36	1.42	(.08)	(.13)	(.21)	15.76	9.90		1		1.30		1.20		1.60		.41
10/31/13	11.99	.10	2.70	2.80	(.15)	(.09)	(.24)	14.55	23.81		1		1.27		1.13		1.53		.78
10/31/12	11.05	.09	1.12	1.21	(.11)	(.16)	(.27)	11.99	11.24		—	[11]	1.29		1.12		1.53		.75
10/31/11	11.05	.09	.08	.17	(.10)	(.07)	(.17)	11.05	1.43		—	[11]	1.51		1.16		1.56		.78
10/31/10[6,7]	10.00	.04	1.01	1.05	—	—	—	11.05	10.50		—	[11]	1.83	[8]	1.16	[8]	1.58	[8]	.58	[8]
Class R-2:
10/31/14	14.57	.08	1.35	1.43	(.09)	(.13)	(.22)	15.78	9.96		86		1.23		1.13		1.53		.50
10/31/13	11.98	.11	2.70	2.81	(.13)	(.09)	(.22)	14.57	23.85		54		1.20		1.06		1.46		.85
10/31/12	11.04	.10	1.11	1.21	(.11)	(.16)	(.27)	11.98	11.30		27		1.29		1.10		1.51		.86
10/31/11	11.06	.09	.08	.17	(.12)	(.07)	(.19)	11.04	1.43		13		1.48		1.11		1.51		.79
10/31/10[6,7]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60		2		1.68	[8]	1.11	[8]	1.53	[8]	.60	[8]
Class R-2E:
10/31/14[6,12]	13.17	.04	2.84	2.88	—	—	—	16.05	(.37)		—	[11]	.06	[13]	.04	[13]	.44	[13]	.25	[13]
Class R-3:
10/31/14	14.67	.13	1.37	1.50	(.13)	(.13)	(.26)	15.91	10.38		78.85				.75		1.15		.85
10/31/13	12.05	.16	2.71	2.87	(.16)	(.09)	(.25)	14.67	24.30		47.85				.71		1.11		1.17
10/31/12	11.09	.14	1.12	1.26	(.14)	(.16)	(.30)	12.05	11.75		24.92				.73		1.14		1.25
10/31/11	11.09	.13	.07	.20	(.13)	(.07)	(.20)	11.09	1.75		11		1.09		.74		1.14		1.13
10/31/10[6,7]	10.00	.07	1.02	1.09	—	—	—	11.09	10.90		3		1.45	[8]	.74	[8]	1.16	[8]	.95	[8]
Class R-4:
10/31/14	14.76	.18	1.39	1.57	(.17)	(.13)	(.30)	16.03	10.81		49.53				.43		.83		1.15
10/31/13	12.13	.20	2.72	2.92	(.20)	(.09)	(.29)	14.76	24.62		25.53				.39		.79		1.48
10/31/12	11.14	.17	1.14	1.31	(.16)	(.16)	(.32)	12.13	12.16		11.58				.39		.80		1.45
10/31/11	11.11	.16	.09	.25	(.15)	(.07)	(.22)	11.14	2.14		3.77				.42		.82		1.45
10/31/10[6,7]	10.00	.11	1.00	1.11	—	—	—	11.11	11.10		1.89			[8]	.42	[8]	.84	[8]	1.48	[8]

See page 78 for footnotes.

American Funds Target Date Retirement Series	59

Financial highlights (continued)

2055 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-5:
10/31/14	$14.85	$.23	$1.39	$1.62	$(.20)	$(.13)	$(.33)	$16.14	11.10%	$21		.23%		.13%		.53%		1.49%
10/31/13	12.18	.24	2.74	2.98	(.22)	(.09)	(.31)	14.85	25.09	17		.22		.08		.48		1.80
10/31/12	11.18	.22	1.12	1.34	(.18)	(.16)	(.34)	12.18	12.45	7		.30		.10		.51		1.90
10/31/11	11.14	.22	.05	.27	(.16)	(.07)	(.23)	11.18	2.38	4		.51		.11		.51		1.93
10/31/10[6,7]	10.00	.15	.99	1.14	—	—	—	11.14	11.40	2		.45	[8]	.12	[8]	.54	[8]	1.93	[8]
Class R-6:
10/31/14	14.86	.22	1.42	1.64	(.21)	(.13)	(.34)	16.16	11.20	35		.16		.06		.46		1.41
10/31/13	12.19	.23	2.76	2.99	(.23)	(.09)	(.32)	14.86	25.11	7		.17		.04		.44		1.66
10/31/12	11.19	.20	1.15	1.35	(.19)	(.16)	(.35)	12.19	12.48	2		.24		.06		.47		1.69
10/31/11	11.14	.14	.15	.29	(.17)	(.07)	(.24)	11.19	2.50	1		.24		.06		.46		1.26
10/31/10[6,7]	10.00	.13	1.01	1.14	—	—	—	11.14	11.40	—	[11]	.62	[8]	.07	[8]	.49	[8]	1.66	[8]

60	American Funds Target Date Retirement Series

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/14	$12.07	$.16	$1.13	$1.29	$(.15)	$(.09)	$(.24)	$13.12	10.83%		$400		.46%		.36%		.76%		1.28%
10/31/13	9.92	.17	2.22	2.39	(.17)	(.07)	(.24)	12.07	24.69		308		.47		.37		.77		1.61
10/31/12	9.04	.16	.91	1.07	(.16)	(.03)	(.19)	9.92	12.13		215		.48		.38		.79		1.67
10/31/11	9.13	.16	.05	.21	(.17)	(.13)	(.30)	9.04	2.18		169		.49		.39		.79		1.75
10/31/10	8.08	.15	1.12	1.27	(.15)	(.07)	(.22)	9.13	15.86		133		.49		.39		.81		1.71
Class B:
10/31/14[6,9]	12.40	.03	.63	.66	—	—	—	13.06	5.32	[10]	—	[11]	1.07	[8,10]	.97	[8,10]	1.37	[8,10]	.33	[8,10]
Class C:
10/31/14[6,9]	12.40	.01	.64	.65	—	—	—	13.05	5.24		3		1.21	[8]	1.11	[8]	1.51	[8]	.14	[8]
Class F-1:
10/31/14[6,9]	12.40	.09	.63	.72	—	—	—	13.12	5.81	[10]	—	[11]	.45	[8,10]	.35	[8,10]	.75	[8,10]	1.01	[8,10]
Class F-2:
10/31/14[6,9]	12.40	.11	.62	.73	—	—	—	13.13	5.89		—	[11]	.24	[8]	.14	[8]	.54	[8]	1.26	[8]
Class R-1:
10/31/14	11.86	.06	1.12	1.18	(.07)	(.09)	(.16)	12.88	10.01		6		1.26		1.16		1.56		.47
10/31/13	9.75	.08	2.19	2.27	(.09)	(.07)	(.16)	11.86	23.62		5		1.26		1.16		1.56		.79
10/31/12	8.88	.08	.91	.99	(.09)	(.03)	(.12)	9.75	11.36		3		1.26		1.16		1.57		.89
10/31/11	9.00	.09	.03	.12	(.11)	(.13)	(.24)	8.88	1.39		3		1.28		1.13		1.53		1.02
10/31/10	7.97	.09	1.10	1.19	(.09)	(.07)	(.16)	9.00	15.00		3		1.32		1.13		1.55		1.02
Class R-2:
10/31/14	11.86	.07	1.12	1.19	(.08)	(.09)	(.17)	12.88	10.09		242		1.18		1.08		1.48		.57
10/31/13	9.76	.10	2.18	2.28	(.11)	(.07)	(.18)	11.86	23.79		200		1.15		1.05		1.45		.93
10/31/12	8.90	.09	.90	.99	(.10)	(.03)	(.13)	9.76	11.29		145		1.19		1.09		1.50		.96
10/31/11	9.00	.10	.04	.14	(.11)	(.13)	(.24)	8.90	1.51		117		1.19		1.09		1.49		1.05
10/31/10	7.98	.08	1.11	1.19	(.10)	(.07)	(.17)	9.00	15.03		94		1.24		1.11		1.53		.99
Class R-2E:
10/31/14[6,12]	13.43	.03	(.34)	(.31)	—	—	—	13.12	(.38)		—	[11]	.06	[13]	.04	[13]	.44	[13]	.26	[13]
Class R-3:
10/31/14	11.97	.12	1.11	1.23	(.12)	(.09)	(.21)	12.99	10.36		238		.80		.70		1.10		.94
10/31/13	9.84	.14	2.21	2.35	(.15)	(.07)	(.22)	11.97	24.33		182		.80		.70		1.10		1.27
10/31/12	8.97	.12	.91	1.03	(.13)	(.03)	(.16)	9.84	11.75		121		.81		.71		1.12		1.32
10/31/11	9.06	.13	.04	.17	(.13)	(.13)	(.26)	8.97	1.86		89		.82		.72		1.12		1.43
10/31/10	8.02	.12	1.11	1.23	(.12)	(.07)	(.19)	9.06	15.53		72		.84		.72		1.14		1.38
Class R-4:
10/31/14	12.05	.16	1.13	1.29	(.15)	(.09)	(.24)	13.10	10.85		167		.48		.38		.78		1.24
10/31/13	9.91	.17	2.22	2.39	(.18)	(.07)	(.25)	12.05	24.63		112		.48		.38		.78		1.56
10/31/12	9.03	.16	.91	1.07	(.16)	(.03)	(.19)	9.91	12.15		68		.48		.38		.79		1.65
10/31/11	9.13	.16	.04	.20	(.17)	(.13)	(.30)	9.03	2.09		47		.50		.40		.80		1.70
10/31/10	8.07	.14	1.13	1.27	(.14)	(.07)	(.21)	9.13	15.97		33		.50		.39		.81		1.68

See page 78 for footnotes.

American Funds Target Date Retirement Series	61

Financial highlights (continued)

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class R-5:
10/31/14	$12.15	$.19	$1.14	$1.33	$(.18)	$(.09)	$(.27)	$13.21	11.12%	$85	.18%	.08%	.48%	1.51%
10/31/13	9.98	.20	2.24	2.44	(.20)	(.07)	(.27)	12.15	25.09	50	.17	.07	.47	1.83
10/31/12	9.09	.18	.92	1.10	(.18)	(.03)	(.21)	9.98	12.50	27	.19	.09	.50	1.94
10/31/11	9.18	.19	.04	.23	(.19)	(.13)	(.32)	9.09	2.43	20	.19	.09	.49	2.00
10/31/10	8.11	.17	1.13	1.30	(.16)	(.07)	(.23)	9.18	16.25	12	.20	.09	.51	2.05
Class R-6:
10/31/14	12.12	.18	1.16	1.34	(.19)	(.09)	(.28)	13.18	11.19	160	.13	.03	.43	1.40
10/31/13	9.96	.20	2.24	2.44	(.21)	(.07)	(.28)	12.12	25.08	37	.13	.03	.43	1.81
10/31/12	9.07	.17	.94	1.11	(.19)	(.03)	(.22)	9.96	12.57	14	.14	.04	.45	1.82
10/31/11	9.16	.19	.04	.23	(.19)	(.13)	(.32)	9.07	2.48	4	.14	.04	.44	2.04
10/31/10	8.08	.15	1.16	1.31	(.16)	(.07)	(.23)	9.16	16.37	4	.14	.04	.46	1.77

62	American Funds Target Date Retirement Series

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/14	$12.29	$.17	$1.15	$1.32	$(.15)	$(.09)	$(.24)	$13.37	10.86%		$440		.45%		.35%		.75%		1.29%
10/31/13	10.11	.18	2.26	2.44	(.18)	(.08)	(.26)	12.29	24.71		321		.46		.36		.76		1.60
10/31/12	9.21	.16	.93	1.09	(.16)	(.03)	(.19)	10.11	12.07		208		.48		.38		.79		1.66
10/31/11	9.27	.16	.04	.20	(.16)	(.10)	(.26)	9.21	2.15		157		.49		.39		.79		1.74
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.92		114		.49		.39		.81		1.71
Class B:
10/31/14[6,9]	12.64	.02	.65	.67	—	—	—	13.31	5.30	[10]	—	[11]	1.14	[8,10]	1.04	[8,10]	1.44	[8,10]	.23	[8,10]
Class C:
10/31/14[6,9]	12.64	.02	.64	.66	—	—	—	13.30	5.22		4		1.21	[8]	1.11	[8]	1.51	[8]	.20	[8]
Class F-1:
10/31/14[6,9]	12.64	.09	.64	.73	—	—	—	13.37	5.78	[10]	—	[11]	.46	[8,10]	.36	[8,10]	.76	[8,10]	.99	[8,10]
Class F-2:
10/31/14[6,9]	12.64	.12	.63	.75	—	—	—	13.39	5.93		—	[11]	.28	[8]	.18	[8]	.58	[8]	1.37	[8]
Class R-1:
10/31/14	12.09	.06	1.14	1.20	(.05)	(.09)	(.14)	13.15	9.97		8		1.26		1.16		1.56		.48
10/31/13	9.95	.09	2.22	2.31	(.09)	(.08)	(.17)	12.09	23.68		6		1.26		1.16		1.56		.86
10/31/12	9.07	.08	.93	1.01	(.10)	(.03)	(.13)	9.95	11.24		5		1.26		1.16		1.57		.89
10/31/11	9.13	.09	.05	.14	(.10)	(.10)	(.20)	9.07	1.46		4		1.29		1.14		1.54		.99
10/31/10	8.07	.09	1.11	1.20	(.11)	(.03)	(.14)	9.13	15.05		3		1.31		1.13		1.55		1.01
Class R-2:
10/31/14	12.05	.07	1.14	1.21	(.08)	(.09)	(.17)	13.09	10.08		301		1.18		1.08		1.48		.57
10/31/13	9.93	.10	2.21	2.31	(.11)	(.08)	(.19)	12.05	23.76		241		1.15		1.05		1.45		.91
10/31/12	9.05	.09	.92	1.01	(.10)	(.03)	(.13)	9.93	11.32		164		1.18		1.08		1.49		.96
10/31/11	9.12	.10	.04	.14	(.11)	(.10)	(.21)	9.05	1.50		122		1.19		1.09		1.49		1.04
10/31/10	8.05	.08	1.12	1.20	(.10)	(.03)	(.13)	9.12	15.02		94		1.24		1.11		1.53		.98
Class R-2E:
10/31/14[6,12]	13.43	.03	(.08)	(.05)	—	—	—	13.38	(.37)		—	[11]	.06	[13]	.04	[13]	.44	[13]	.26	[13]
Class R-3:
10/31/14	12.18	.12	1.15	1.27	(.12)	(.09)	(.21)	13.24	10.50		304		.80		.70		1.10		.94
10/31/13	10.03	.14	2.24	2.38	(.15)	(.08)	(.23)	12.18	24.24		224		.80		.70		1.10		1.25
10/31/12	9.13	.13	.93	1.06	(.13)	(.03)	(.16)	10.03	11.83		144		.81		.71		1.12		1.31
10/31/11	9.20	.13	.04	.17	(.14)	(.10)	(.24)	9.13	1.76		101		.82		.72		1.12		1.41
10/31/10	8.11	.12	1.12	1.24	(.12)	(.03)	(.15)	9.20	15.48		75		.84		.72		1.14		1.39
Class R-4:
10/31/14	12.28	.16	1.16	1.32	(.15)	(.09)	(.24)	13.36	10.86		194		.48		.38		.78		1.22
10/31/13	10.11	.17	2.26	2.43	(.18)	(.08)	(.26)	12.28	24.63		118		.47		.37		.77		1.57
10/31/12	9.20	.16	.94	1.10	(.16)	(.03)	(.19)	10.11	12.20		72		.48		.38		.79		1.63
10/31/11	9.27	.16	.03	.19	(.16)	(.10)	(.26)	9.20	2.05		45		.50		.40		.80		1.70
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.89		31		.50		.39		.81		1.69

See page 78 for footnotes.

American Funds Target Date Retirement Series	63

Financial highlights (continued)

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class R-5:
10/31/14	$12.38	$.20	$1.17	$1.37	$(.18)	$(.09)	$(.27)	$13.48	11.20%	$103	.17%	.07%	.47%	1.51%
10/31/13	10.18	.21	2.27	2.48	(.20)	(.08)	(.28)	12.38	25.06	59	.17	.07	.47	1.84
10/31/12	9.27	.19	.93	1.12	(.18)	(.03)	(.21)	10.18	12.41	34	.18	.08	.49	1.92
10/31/11	9.32	.19	.05	.24	(.19)	(.10)	(.29)	9.27	2.49	23	.19	.09	.49	1.98
10/31/10	8.20	.18	1.13	1.31	(.16)	(.03)	(.19)	9.32	16.17	16	.20	.09	.51	2.08
Class R-6:
10/31/14	12.34	.19	1.18	1.37	(.19)	(.09)	(.28)	13.43	11.20	172	.12	.02	.42	1.46
10/31/13	10.15	.20	2.28	2.48	(.21)	(.08)	(.29)	12.34	25.08	39	.13	.03	.43	1.81
10/31/12	9.24	.18	.95	1.13	(.19)	(.03)	(.22)	10.15	12.49	15	.14	.04	.45	1.82
10/31/11	9.29	.20	.04	.24	(.19)	(.10)	(.29)	9.24	2.55	6	.15	.05	.45	2.05
10/31/10	8.17	.14	1.17	1.31	(.16)	(.03)	(.19)	9.29	16.18	5	.13	.04	.46	1.60

64	American Funds Target Date Retirement Series

2040 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/14	$12.31	$.17	$1.15	$1.32	$(.16)	$(.11)	$(.27)	$13.36	10.82%	$726		.45%		.35%		.74%		1.32%
10/31/13	10.12	.18	2.27	2.45	(.18)	(.08)	(.26)	12.31	24.70	569		.46		.36		.76		1.62
10/31/12	9.23	.16	.92	1.08	(.16)	(.03)	(.19)	10.12	12.05	397		.47		.37		.78		1.68
10/31/11	9.23	.17	.03	.20	(.16)	(.04)	(.20)	9.23	2.15	309		.47		.37		.77		1.76
10/31/10	8.13	.15	1.14	1.29	(.15)	(.04)	(.19)	9.23	15.94	237		.48		.38		.80		1.71
Class B:
10/31/14[6,9]	12.64	.02	.63	.65	—	—	—	13.29	5.14 [10]	—	[11]	1.18	[8,10]	1.08	[8,10]	1.47	[8,10]	.22	[8,10]
Class C:
10/31/14[6,9]	12.64	.02	.63	.65	—	—	—	13.29	5.14	6		1.21	[8]	1.11	[8]	1.50	[8]	.21	[8]
Class F-1:
10/31/14[6,9]	12.64	.09	.63	.72	—	—	—	13.36	5.70	1		.48	[8]	.38	[8]	.77	[8]	.98	[8]
Class F-2:
10/31/14[6,9]	12.64	.09	.65	.74	—	—	—	13.38	5.85	—	[11]	.24	[8]	.14	[8]	.53	[8]	1.04	[8]
Class R-1:
10/31/14	12.09	.07	1.11	1.18	(.07)	(.11)	(.18)	13.09	9.85	16		1.25		1.15		1.54		.54
10/31/13	9.94	.09	2.24	2.33	(.10)	(.08)	(.18)	12.09	23.73	14		1.26		1.16		1.56		.84
10/31/12	9.07	.09	.91	1.00	(.10)	(.03)	(.13)	9.94	11.25	11		1.25		1.15		1.56		.92
10/31/11	9.08	.09	.04	.13	(.10)	(.04)	(.14)	9.07	1.40	9		1.28		1.13		1.53		.98
10/31/10	8.02	.08	1.12	1.20	(.10)	(.04)	(.14)	9.08	15.04	7		1.31		1.12		1.54		.96
Class R-2:
10/31/14	12.09	.08	1.11	1.19	(.08)	(.11)	(.19)	13.09	9.93	467		1.17		1.07		1.46		.61
10/31/13	9.95	.10	2.23	2.33	(.11)	(.08)	(.19)	12.09	23.83	384		1.15		1.05		1.45		.93
10/31/12	9.07	.09	.92	1.01	(.10)	(.03)	(.13)	9.95	11.37	280		1.17		1.07		1.48		.97
10/31/11	9.09	.10	.03	.13	(.11)	(.04)	(.15)	9.07	1.48	216		1.18		1.08		1.48		1.07
10/31/10	8.02	.08	1.13	1.21	(.10)	(.04)	(.14)	9.09	15.01	175		1.21		1.11		1.53		.99
Class R-2E:
10/31/14[6,12]	13.42	.04	(.10)	(.06)	—	—	—	13.36	(.45)	—	[11]	.06	[13]	.04	[13]	.43	[13]	.27	[13]
Class R-3:
10/31/14	12.22	.12	1.13	1.25	(.12)	(.11)	(.23)	13.24	10.33	464		.79		.69		1.08		.98
10/31/13	10.05	.14	2.26	2.40	(.15)	(.08)	(.23)	12.22	24.31	368		.79		.69		1.09		1.30
10/31/12	9.16	.13	.92	1.05	(.13)	(.03)	(.16)	10.05	11.78	262		.80		.70		1.11		1.34
10/31/11	9.17	.13	.04	.17	(.14)	(.04)	(.18)	9.16	1.76	196		.81		.71		1.11		1.44
10/31/10	8.08	.12	1.13	1.25	(.12)	(.04)	(.16)	9.17	15.58	155		.82		.72		1.14		1.39
Class R-4:
10/31/14	12.30	.17	1.14	1.31	(.16)	(.11)	(.27)	13.34	10.75	331		.47		.37		.76		1.30
10/31/13	10.12	.18	2.26	2.44	(.18)	(.08)	(.26)	12.30	24.62	232		.47		.37		.77		1.60
10/31/12	9.22	.16	.93	1.09	(.16)	(.03)	(.19)	10.12	12.17	153		.47		.37		.78		1.66
10/31/11	9.22	.17	.04	.21	(.17)	(.04)	(.21)	9.22	2.16	109		.48		.38		.78		1.75
10/31/10	8.12	.14	1.15	1.29	(.15)	(.04)	(.19)	9.22	15.94	84		.49		.38		.80		1.69

See page 78 for footnotes.

American Funds Target Date Retirement Series	65

Financial highlights (continued)

2040 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class R-5:
10/31/14	$12.40	$.20	$1.15	$1.35	$(.19)	$(.11)	$(.30)	$13.45	11.02%	$186	.17%	.07%	.46%	1.55%
10/31/13	10.19	.21	2.29	2.50	(.21)	(.08)	(.29)	12.40	25.07	119	.17	.07	.47	1.86
10/31/12	9.28	.19	.94	1.13	(.19)	(.03)	(.22)	10.19	12.52	69	.18	.08	.49	1.98
10/31/11	9.28	.19	.04	.23	(.19)	(.04)	(.23)	9.28	2.38	56	.18	.08	.48	2.04
10/31/10	8.16	.17	1.15	1.32	(.16)	(.04)	(.20)	9.28	16.33	41	.20	.09	.51	1.99
Class R-6:
10/31/14	12.36	.18	1.18	1.36	(.19)	(.11)	(.30)	13.42	11.17	441	.12	.02	.41	1.40
10/31/13	10.16	.20	2.29	2.49	(.21)	(.08)	(.29)	12.36	25.09	83	.12	.02	.42	1.80
10/31/12	9.26	.18	.94	1.12	(.19)	(.03)	(.22)	10.16	12.48	31	.13	.03	.44	1.88
10/31/11	9.25	.20	.04	.24	(.19)	(.04)	(.23)	9.26	2.54	15	.13	.03	.43	2.09
10/31/10	8.13	.16	1.16	1.32	(.16)	(.04)	(.20)	9.25	16.32	10	.14	.04	.46	1.82

66	American Funds Target Date Retirement Series

2035 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/14	$12.15	$.17	$1.10	$1.27	$(.16)	$(.09)	$(.25)	$13.17	10.58%	$798.45%				.35%		.74%		1.36%
10/31/13	10.05	.18	2.19	2.37	(.18)	(.09)	(.27)	12.15	24.24	618.46				.36		.76		1.68
10/31/12	9.17	.17	.91	1.08	(.17)	(.03)	(.20)	10.05	12.08	437.47				.37		.77		1.75
10/31/11	9.20	.17	.03	.20	(.17)	(.06)	(.23)	9.17	2.25	357.47				.37		.77		1.85
10/31/10	8.11	.15	1.13	1.28	(.15)	(.04)	(.19)	9.20	15.83	287.49				.38		.80		1.79
Class B:
10/31/14[6,9]	12.47	.02	.62	.64	—	—	—	13.11	5.13 [10]	—	[11]	1.17	[8,10]	1.07	[8,10]	1.46	[8,10]	.28	[8,10]
Class C:
10/31/14[6,9]	12.47	.02	.62	.64	—	—	—	13.11	5.13	7		1.21	[8]	1.11	[8]	1.50	[8]	.20	[8]
Class F-1:
10/31/14[6,9]	12.47	.08	.62	.70	—	—	—	13.17	5.61	1.48			[8]	.38	[8]	.77	[8]	.88	[8]
Class F-2:
10/31/14[6,9]	12.47	.07	.66	.73	—	—	—	13.20	5.85	1.23			[8]	.13	[8]	.52	[8]	.77	[8]
Class R-1:
10/31/14	11.89	.07	1.07	1.14	(.06)	(.09)	(.15)	12.88	9.69	17		1.25		1.15		1.54		.57
10/31/13	9.85	.10	2.14	2.24	(.11)	(.09)	(.20)	11.89	23.24	15		1.26		1.16		1.56		.91
10/31/12	9.00	.09	.90	.99	(.11)	(.03)	(.14)	9.85	11.21	13		1.25		1.14		1.54		.97
10/31/11	9.04	.10	.04	.14	(.12)	(.06)	(.18)	9.00	1.50	10		1.27		1.12		1.52		1.10
10/31/10	8.01	.09	1.10	1.19	(.12)	(.04)	(.16)	9.04	14.92	7		1.30		1.12		1.54		1.05
Class R-2:
10/31/14	11.93	.08	1.09	1.17	(.09)	(.09)	(.18)	12.92	9.86	566		1.17		1.07		1.46		.65
10/31/13	9.88	.11	2.15	2.26	(.12)	(.09)	(.21)	11.93	23.37	472		1.15		1.05		1.45		1.00
10/31/12	9.02	.10	.90	1.00	(.11)	(.03)	(.14)	9.88	11.29	336		1.17		1.07		1.47		1.04
10/31/11	9.06	.11	.03	.14	(.12)	(.06)	(.18)	9.02	1.46	260		1.18		1.08		1.48		1.16
10/31/10	8.01	.09	1.10	1.19	(.10)	(.04)	(.14)	9.06	15.01	217		1.21		1.10		1.52		1.07
Class R-2E:
10/31/14[6,12]	13.23	.04	(.10)	(.06)	—	—	—	13.17	(.45)	—	[11]	.06	[13]	.04	[13]	.43	[13]	.28	[13]
Class R-3:
10/31/14	12.05	.13	1.08	1.21	(.12)	(.09)	(.21)	13.05	10.19	573.79				.69		1.08		1.02
10/31/13	9.97	.15	2.18	2.33	(.16)	(.09)	(.25)	12.05	23.88	444.79				.69		1.09		1.35
10/31/12	9.11	.13	.90	1.03	(.14)	(.03)	(.17)	9.97	11.59	302.80				.70		1.10		1.40
10/31/11	9.14	.14	.04	.18	(.15)	(.06)	(.21)	9.11	1.98	224.81				.71		1.11		1.51
10/31/10	8.06	.13	1.12	1.25	(.13)	(.04)	(.17)	9.14	15.48	174.82				.71		1.13		1.48
Class R-4:
10/31/14	12.14	.17	1.10	1.27	(.16)	(.09)	(.25)	13.16	10.59	364.47				.37		.76		1.31
10/31/13	10.04	.18	2.20	2.38	(.19)	(.09)	(.28)	12.14	24.30	236.47				.37		.77		1.64
10/31/12	9.17	.17	.90	1.07	(.17)	(.03)	(.20)	10.04	11.97	144.47				.37		.77		1.73
10/31/11	9.19	.17	.04	.21	(.17)	(.06)	(.23)	9.17	2.26	105.48				.38		.78		1.83
10/31/10	8.11	.15	1.12	1.27	(.15)	(.04)	(.19)	9.19	15.79	82.49				.38		.80		1.77

See page 78 for footnotes.

American Funds Target Date Retirement Series	67

Financial highlights (continued)

2035 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class R-5:
10/31/14	$12.23	$.20	$1.12	$1.32	$(.19)	$(.09)	$(.28)	$13.27	10.95%	$199.17%		.07%	.46%	1.58%
10/31/13	10.11	.21	2.21	2.42	(.21)	(.09)	(.30)	12.23	24.65		129.17	.07	.47	1.91
10/31/12	9.23	.19	.91	1.10	(.19)	(.03)	(.22)	10.11	12.33		78.17	.07	.47	2.01
10/31/11	9.25	.20	.03	.23	(.19)	(.06)	(.25)	9.23	2.60		55.18	.08	.48	2.08
10/31/10	8.15	.18	1.13	1.31	(.17)	(.04)	(.21)	9.25	16.08		40.19	.09	.51	2.12
Class R-6:
10/31/14	12.19	.20	1.12	1.32	(.19)	(.09)	(.28)	13.23	11.02		372.12	.02	.41	1.53
10/31/13	10.08	.21	2.21	2.42	(.22)	(.09)	(.31)	12.19	24.67		80.12	.02	.42	1.89
10/31/12	9.20	.18	.93	1.11	(.20)	(.03)	(.23)	10.08	12.41		35.13	.03	.43	1.88
10/31/11	9.22	.21	.03	.24	(.20)	(.06)	(.26)	9.20	2.54		13.13	.03	.43	2.17
10/31/10	8.12	.14	1.16	1.30	(.16)	(.04)	(.20)	9.22	16.35		9.13	.03	.45	1.65

68	American Funds Target Date Retirement Series

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/14	$12.16	$.18	$1.08	$1.26	$(.16)	$(.10)	$(.26)	$13.16	10.53%	$1,077.45%				.35%		.73%		1.40%
10/31/13	10.12	.19	2.15	2.34	(.19)	(.11)	(.30)	12.16	23.77	845.46				.36		.75		1.69
10/31/12	9.25	.17	.92	1.09	(.17)	(.05)	(.22)	10.12	12.07	598.47				.37		.77		1.78
10/31/11	9.21	.18	.04	.22	(.17)	(.01)	(.18)	9.25	2.44	493.48				.38		.78		1.88
10/31/10	8.12	.16	1.12	1.28	(.15)	(.04)	(.19)	9.21	15.92	408.48				.38		.79		1.83
Class B:
10/31/14[6,9]	12.46	.03	.60	.63	—	—	—	13.09	5.06 [10]	—	[11]	1.17	[8,10]	1.07	[8,10]	1.45	[8,10]	.31	[8,10]
Class C:
10/31/14[6,9]	12.46	.03	.60	.63	—	—	—	13.09	5.06	9		1.21	[8]	1.11	[8]	1.49	[8]	.29	[8]
Class F-1:
10/31/14[6,9]	12.46	.10	.60	.70	—	—	—	13.16	5.62	1.47			[8]	.37	[8]	.75	[8]	1.09	[8]
Class F-2:
10/31/14[6,9]	12.46	.10	.62	.72	—	—	—	13.18	5.78	1.23			[8]	.13	[8]	.51	[8]	1.17	[8]
Class R-1:
10/31/14	11.98	.08	1.06	1.14	(.07)	(.10)	(.17)	12.95	9.63	28		1.25		1.15		1.53		.61
10/31/13	9.97	.10	2.12	2.22	(.10)	(.11)	(.21)	11.98	22.81	24		1.25		1.15		1.54		.95
10/31/12	9.12	.10	.91	1.01	(.11)	(.05)	(.16)	9.97	11.19	19		1.24		1.14		1.54		1.01
10/31/11	9.10	.11	.04	.15	(.12)	(.01)	(.13)	9.12	1.77	17		1.26		1.11		1.51		1.14
10/31/10	8.04	.09	1.12	1.21	(.11)	(.04)	(.15)	9.10	15.00	14		1.28		1.10		1.51		1.09
Class R-2:
10/31/14	11.94	.09	1.07	1.16	(.09)	(.10)	(.19)	12.91	9.80	725		1.17		1.07		1.45		.70
10/31/13	9.95	.11	2.11	2.22	(.12)	(.11)	(.23)	11.94	22.89	620		1.15		1.05		1.44		1.02
10/31/12	9.10	.10	.91	1.01	(.11)	(.05)	(.16)	9.95	11.28	461		1.17		1.07		1.47		1.08
10/31/11	9.07	.11	.05	.16	(.12)	(.01)	(.13)	9.10	1.79	371		1.17		1.07		1.47		1.19
10/31/10	8.02	.09	1.11	1.20	(.11)	(.04)	(.15)	9.07	14.98	309		1.19		1.09		1.50		1.12
Class R-2E:
10/31/14[6,12]	13.22	.04	(.09)	(.05)	—	—	—	13.17	(.38)	—	[11]	.06	[13]	.04	[13]	.42	[13]	.29	[13]
Class R-3:
10/31/14	12.06	.13	1.08	1.21	(.13)	(.10)	(.23)	13.04	10.14	819.79				.69		1.07		1.06
10/31/13	10.04	.15	2.14	2.29	(.16)	(.11)	(.27)	12.06	23.41	643.79				.69		1.08		1.37
10/31/12	9.18	.14	.91	1.05	(.14)	(.05)	(.19)	10.04	11.68	450.79				.69		1.09		1.43
10/31/11	9.15	.15	.04	.19	(.15)	(.01)	(.16)	9.18	2.07	347.80				.70		1.10		1.55
10/31/10	8.07	.13	1.12	1.25	(.13)	(.04)	(.17)	9.15	15.58	287.82				.71		1.12		1.50
Class R-4:
10/31/14	12.15	.18	1.08	1.26	(.16)	(.10)	(.26)	13.15	10.55	560.47				.37		.75		1.40
10/31/13	10.11	.18	2.16	2.34	(.19)	(.11)	(.30)	12.15	23.83	417.46				.36		.75		1.67
10/31/12	9.24	.17	.92	1.09	(.17)	(.05)	(.22)	10.11	12.10	276.47				.37		.77		1.75
10/31/11	9.21	.18	.04	.22	(.18)	(.01)	(.19)	9.24	2.34	196.48				.38		.78		1.86
10/31/10	8.12	.16	1.12	1.28	(.15)	(.04)	(.19)	9.21	15.90	148.49				.38		.79		1.82

See page 78 for footnotes.

American Funds Target Date Retirement Series	69

Financial highlights (continued)

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class R-5:
10/31/14	$12.24	$.21	$1.09	$1.30	$(.19)	$(.10)	$(.29)	$13.25	10.82%	$249.16%		.06%	.44%	1.63%
10/31/13	10.18	.22	2.17	2.39	(.22)	(.11)	(.33)	12.24	24.19		171.16	.06	.45	1.96
10/31/12	9.30	.21	.92	1.13	(.20)	(.05)	(.25)	10.18	12.44		109.17	.07	.47	2.16
10/31/11	9.26	.21	.04	.25	(.20)	(.01)	(.21)	9.30	2.69		100.17	.07	.47	2.18
10/31/10	8.16	.17	1.14	1.31	(.17)	(.04)	(.21)	9.26	16.18		74.19	.08	.49	2.03
Class R-6:
10/31/14	12.20	.20	1.11	1.31	(.20)	(.10)	(.30)	13.21	10.90		615.12	.02	.40	1.53
10/31/13	10.15	.21	2.17	2.38	(.22)	(.11)	(.33)	12.20	24.21		151.12	.02	.41	1.91
10/31/12	9.28	.19	.93	1.12	(.20)	(.05)	(.25)	10.15	12.41		68.13	.03	.43	1.97
10/31/11	9.23	.21	.05	.26	(.20)	(.01)	(.21)	9.28	2.85		29.12	.02	.42	2.18
10/31/10	8.13	.17	1.13	1.30	(.16)	(.04)	(.20)	9.23	16.17		20.14	.03	.44	2.04

70	American Funds Target Date Retirement Series

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/14	$11.75	$.17	$.97	$1.14	$(.16)	$(.09)	$(.25)	$12.64	9.85%	$1,183		.45%		.35%		.72%		1.42%
10/31/13	9.89	.18	1.96	2.14	(.19)	(.09)	(.28)	11.75	22.18	921		.46		.36		.74		1.69
10/31/12	9.09	.17	.86	1.03	(.18)	(.05)	(.23)	9.89	11.65	658		.47		.37		.76		1.80
10/31/11	9.09	.18	.06	.24	(.18)	(.06)	(.24)	9.09	2.79	552		.47		.37		.76		1.94
10/31/10	8.07	.16	1.06	1.22	(.16)	(.04)	(.20)	9.09	15.22	453		.48		.38		.78		1.93
Class B:
10/31/14[6,9]	11.99	.04	.54	.58	—	—	—	12.57	4.84 [10]	—	[11]	1.17	[8,10]	1.07	[8,10]	1.44	[8,10]	.45	[8,10]
Class C:
10/31/14[6,9]	11.99	.03	.55	.58	—	—	—	12.57	4.84	12		1.21	[8]	1.11	[8]	1.48	[8]	.36	[8]
Class F-1:
10/31/14[6,9]	11.99	.09	.55	.64	—	—	—	12.63	5.34	1		.47	[8]	.37	[8]	.74	[8]	1.01	[8]
Class F-2:
10/31/14[6,9]	11.99	.13	.53	.66	—	—	—	12.65	5.50	—	[11]	.23	[8]	.13	[8]	.50	[8]	1.48	[8]
Class R-1:
10/31/14	11.55	.07	.96	1.03	(.07)	(.09)	(.16)	12.42	9.04	22		1.25		1.15		1.52		.62
10/31/13	9.74	.10	1.92	2.02	(.12)	(.09)	(.21)	11.55	21.14	17		1.26		1.16		1.54		.92
10/31/12	8.96	.09	.85	.94	(.11)	(.05)	(.16)	9.74	10.75	14		1.25		1.14		1.53		1.01
10/31/11	8.97	.11	.07	.18	(.13)	(.06)	(.19)	8.96	2.09	11		1.27		1.12		1.51		1.20
10/31/10	7.99	.10	1.04	1.14	(.12)	(.04)	(.16)	8.97	14.35	9		1.30		1.12		1.52		1.20
Class R-2:
10/31/14	11.53	.09	.95	1.04	(.09)	(.09)	(.18)	12.39	9.11	744		1.17		1.07		1.44		.71
10/31/13	9.72	.11	1.92	2.03	(.13)	(.09)	(.22)	11.53	21.29	631		1.14		1.04		1.42		1.02
10/31/12	8.94	.10	.85	.95	(.12)	(.05)	(.17)	9.72	10.85	463		1.17		1.07		1.46		1.10
10/31/11	8.95	.11	.07	.18	(.13)	(.06)	(.19)	8.94	2.00	372		1.17		1.07		1.46		1.25
10/31/10	7.97	.10	1.03	1.13	(.11)	(.04)	(.15)	8.95	14.41	311		1.20		1.09		1.49		1.22
Class R-2E:
10/31/14[6,12]	12.69	.04	(.09)	(.05)	—	—	—	12.64	(.39)	—	[11]	.06	[13]	.04	[13]	.41	[13]	.30	[13]
Class R-3:
10/31/14	11.65	.13	.95	1.08	(.12)	(.09)	(.21)	12.52	9.45	815		.79		.69		1.06		1.08
10/31/13	9.81	.15	1.94	2.09	(.16)	(.09)	(.25)	11.65	21.83	662		.79		.69		1.07		1.37
10/31/12	9.03	.14	.84	.98	(.15)	(.05)	(.20)	9.81	11.16	465		.80		.70		1.09		1.45
10/31/11	9.02	.15	.08	.23	(.16)	(.06)	(.22)	9.03	2.52	347		.80		.70		1.09		1.61
10/31/10	8.02	.14	1.04	1.18	(.14)	(.04)	(.18)	9.02	14.87	283		.82		.71		1.11		1.62
Class R-4:
10/31/14	11.73	.17	.97	1.14	(.16)	(.09)	(.25)	12.62	9.87	517		.47		.37		.74		1.39
10/31/13	9.89	.18	1.94	2.12	(.19)	(.09)	(.28)	11.73	22.03	369		.47		.37		.75		1.68
10/31/12	9.09	.17	.86	1.03	(.18)	(.05)	(.23)	9.89	11.66	246		.47		.37		.76		1.78
10/31/11	9.08	.18	.07	.25	(.18)	(.06)	(.24)	9.09	2.79	179		.48		.38		.77		1.92
10/31/10	8.07	.16	1.05	1.21	(.16)	(.04)	(.20)	9.08	15.18	144		.49		.38		.78		1.91

See page 78 for footnotes.

American Funds Target Date Retirement Series	71

Financial highlights (continued)

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class R-5:
10/31/14	$11.82	$.20	$.98	$1.18	$(.19)	$(.09)	$(.28)	$12.72	10.16%	$243.16%		.06%	.43%	1.65%
10/31/13	9.95	.21	1.97	2.18	(.22)	(.09)	(.31)	11.82	22.52		157.16	.06	.44	1.96
10/31/12	9.15	.19	.86	1.05	(.20)	(.05)	(.25)	9.95	11.91		97.17	.07	.46	2.05
10/31/11	9.13	.20	.09	.29	(.21)	(.06)	(.27)	9.15	3.14		66.17	.07	.46	2.20
10/31/10	8.11	.20	1.04	1.24	(.18)	(.04)	(.22)	9.13	15.49		49.19	.08	.48	2.30
Class R-6:
10/31/14	11.79	.20	.99	1.19	(.19)	(.09)	(.28)	12.70	10.31		454.12	.02	.39	1.64
10/31/13	9.93	.21	1.96	2.17	(.22)	(.09)	(.31)	11.79	22.51		119.12	.02	.40	1.91
10/31/12	9.13	.18	.88	1.06	(.21)	(.05)	(.26)	9.93	11.98		51.13	.03	.42	1.94
10/31/11	9.11	.21	.08	.29	(.21)	(.06)	(.27)	9.13	3.19		21.13	.03	.42	2.25
10/31/10	8.08	.15	1.09	1.24	(.17)	(.04)	(.21)	9.11	15.60		15.13	.03	.43	1.82

72	American Funds Target Date Retirement Series

2020 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/14	$11.18	$.18	$.81	$.99	$(.17)	$(.10)	$(.27)	$11.90	8.93%	$1,292		.45%		.35%		.70%		1.58%
10/31/13	9.81	.18	1.48	1.66	(.20)	(.09)	(.29)	11.18	17.38	1,042		.47		.37		.73		1.78
10/31/12	9.15	.18	.74	.92	(.21)	(.05)	(.26)	9.81	10.35	805		.47		.37		.74		1.96
10/31/11	9.14	.21	.11	.32	(.21)	(.10)	(.31)	9.15	3.50	679		.48		.38		.75		2.24
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.98	556		.49		.39		.77		2.33
Class B:
10/31/14[6,9]	11.29	.05	.50	.55	—	—	—	11.84	4.87	—	[11]	1.20	[8]	1.10	[8]	1.45	[8]	.64	[8]
Class C:
10/31/14[6,9]	11.29	.05	.50	.55	—	—	—	11.84	4.87	14		1.21	[8]	1.11	[8]	1.46	[8]	.58	[8]
Class F-1:
10/31/14[6,9]	11.29	.12	.49	.61	—	—	—	11.90	5.40	2		.47	[8]	.37	[8]	.72	[8]	1.45	[8]
Class F-2:
10/31/14[6,9]	11.29	.13	.50	.63	—	—	—	11.92	5.58	1		.23	[8]	.13	[8]	.48	[8]	1.62	[8]
Class R-1:
10/31/14	11.00	.09	.79	.88	(.08)	(.10)	(.18)	11.70	8.09	19		1.25		1.15		1.50		.81
10/31/13	9.64	.10	1.47	1.57	(.12)	(.09)	(.21)	11.00	16.55	18		1.25		1.15		1.51		1.02
10/31/12	9.00	.11	.72	.83	(.14)	(.05)	(.19)	9.64	9.49	16		1.25		1.14		1.51		1.20
10/31/11	9.01	.14	.10	.24	(.15)	(.10)	(.25)	9.00	2.67	15		1.27		1.12		1.49		1.49
10/31/10	8.12	.13	.93	1.06	(.13)	(.04)	(.17)	9.01	13.19	12		1.30		1.12		1.50		1.59
Class R-2:
10/31/14	10.99	.10	.80	.90	(.10)	(.10)	(.20)	11.69	8.24	664		1.16		1.06		1.41		.88
10/31/13	9.65	.11	1.46	1.57	(.14)	(.09)	(.23)	10.99	16.59	572		1.14		1.04		1.40		1.11
10/31/12	9.01	.12	.72	.84	(.15)	(.05)	(.20)	9.65	9.52	448		1.17		1.07		1.44		1.26
10/31/11	9.02	.14	.11	.25	(.16)	(.10)	(.26)	9.01	2.70	374		1.17		1.07		1.44		1.55
10/31/10	8.12	.14	.93	1.07	(.13)	(.04)	(.17)	9.02	13.30	320		1.20		1.09		1.47		1.63
Class R-2E:
10/31/14[6,12]	11.93	.04	(.07)	(.03)	—	—	—	11.90	(.25)	—	[11]	.06	[13]	.04	[13]	.39	[13]	.33	[13]
Class R-3:
10/31/14	11.09	.14	.80	.94	(.13)	(.10)	(.23)	11.80	8.60	831		.79		.69		1.04		1.26
10/31/13	9.74	.15	1.46	1.61	(.17)	(.09)	(.26)	11.09	16.97	692		.79		.69		1.05		1.47
10/31/12	9.08	.15	.74	.89	(.18)	(.05)	(.23)	9.74	10.08	530		.79		.69		1.06		1.63
10/31/11	9.09	.18	.09	.27	(.18)	(.10)	(.28)	9.08	3.11	412		.80		.70		1.07		1.92
10/31/10	8.17	.17	.94	1.11	(.15)	(.04)	(.19)	9.09	13.64	353		.81		.71		1.09		2.03
Class R-4:
10/31/14	11.17	.18	.81	.99	(.17)	(.10)	(.27)	11.89	8.96	587		.47		.37		.72		1.58
10/31/13	9.81	.18	1.47	1.65	(.20)	(.09)	(.29)	11.17	17.30	449		.47		.37		.73		1.78
10/31/12	9.15	.18	.74	.92	(.21)	(.05)	(.26)	9.81	10.35	324		.47		.37		.74		1.94
10/31/11	9.14	.21	.11	.32	(.21)	(.10)	(.31)	9.15	3.51	247		.47		.37		.74		2.23
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.96	202		.49		.38		.76		2.32

See page 78 for footnotes.

American Funds Target Date Retirement Series	73

Financial highlights (continued)

2020 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class R-5:
10/31/14	$11.25	$.21	$.83	$1.04	$(.20)	$(.10)	$(.30)	$11.99	9.36%	$238	.16%	.06%	.41%	1.83%
10/31/13	9.87	.22	1.48	1.70	(.23)	(.09)	(.32)	11.25	17.73	158	.16	.06	.42	2.08
10/31/12	9.20	.22	.73	.95	(.23)	(.05)	(.28)	9.87	10.73	116	.17	.07	.44	2.28
10/31/11	9.19	.23	.12	.35	(.24)	(.10)	(.34)	9.20	3.76	95	.17	.07	.44	2.52
10/31/10	8.25	.23	.94	1.17	(.19)	(.04)	(.23)	9.19	14.39	64	.19	.08	.46	2.62
Class R-6:
10/31/14	11.23	.21	.82	1.03	(.20)	(.10)	(.30)	11.96	9.33	584	.12	.02	.37	1.77
10/31/13	9.85	.21	1.49	1.70	(.23)	(.09)	(.32)	11.23	17.81	143	.12	.02	.38	2.05
10/31/12	9.18	.21	.75	.96	(.24)	(.05)	(.29)	9.85	10.80	66	.12	.02	.39	2.18
10/31/11	9.17	.24	.11	.35	(.24)	(.10)	(.34)	9.18	3.81	32	.12	.02	.39	2.56
10/31/10	8.23	.21	.95	1.16	(.18)	(.04)	(.22)	9.17	14.36	27	.14	.03	.41	2.47

74	American Funds Target Date Retirement Series

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/14	$10.89	$.19	$.70	$.89	$(.18)	$(.20)	$(.38)	$11.40	8.32%	$865		.47%		.37%		.70%		1.72%
10/31/13	9.86	.19	1.21	1.40	(.21)	(.16)	(.37)	10.89	14.67	728		.46		.36		.69		1.82
10/31/12	9.31	.19	.67	.86	(.22)	(.09)	(.31)	9.86	9.54	622		.49		.39		.73		2.04
10/31/11	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.74	556		.48		.38		.73		2.34
10/31/10	8.45	.22	.89	1.11	(.20)	(.05)	(.25)	9.31	13.27	486		.50		.39		.75		2.50
Class B:
10/31/14[6,9]	10.83	.09	.44	.53	—	—	—	11.36	4.89 [10]	—	[11]	1.04	[8,10]	.94	[8,10]	1.27	[8,10]	1.18	[8,10]
Class C:
10/31/14[6,9]	10.83	.06	.46	.52	—	—	—	11.35	4.80	9		1.21	[8]	1.11	[8]	1.44	[8]	.83	[8]
Class F-1:
10/31/14[6,9]	10.83	.12	.45	.57	—	—	—	11.40	5.26	1		.47	[8]	.37	[8]	.70	[8]	1.55	[8]
Class F-2:
10/31/14[6,9]	10.83	.13	.46	.59	—	—	—	11.42	5.45	1		.23	[8]	.13	[8]	.46	[8]	1.72	[8]
Class R-1:
10/31/14	10.68	.10	.69	.79	(.09)	(.20)	(.29)	11.18	7.54	14		1.24		1.14		1.47		.96
10/31/13	9.68	.10	1.19	1.29	(.13)	(.16)	(.29)	10.68	13.72	13		1.25		1.15		1.48		1.04
10/31/12	9.15	.12	.66	.78	(.16)	(.09)	(.25)	9.68	8.67	12		1.25		1.14		1.48		1.30
10/31/11	9.16	.15	.13	.28	(.17)	(.12)	(.29)	9.15	3.03	12		1.27		1.12		1.47		1.61
10/31/10	8.35	.15	.87	1.02	(.16)	(.05)	(.21)	9.16	12.37	11		1.30		1.12		1.48		1.76
Class R-2:
10/31/14	10.70	.11	.70	.81	(.11)	(.20)	(.31)	11.20	7.65	357		1.16		1.06		1.39		1.04
10/31/13	9.70	.11	1.19	1.30	(.14)	(.16)	(.30)	10.70	13.82	348		1.14		1.04		1.37		1.14
10/31/12	9.16	.13	.66	.79	(.16)	(.09)	(.25)	9.70	8.84	309		1.17		1.07		1.41		1.35
10/31/11	9.18	.15	.12	.27	(.17)	(.12)	(.29)	9.16	2.94	280		1.17		1.07		1.42		1.65
10/31/10	8.35	.16	.87	1.03	(.15)	(.05)	(.20)	9.18	12.48	248		1.20		1.09		1.45		1.81
Class R-2E:
10/31/14[6,12]	11.42	.04	(.05)	(.01)	—	—	—	11.41	(.09)	—	[11]	.06	[13]	.04	[13]	.37	[13]	.37	[13]
Class R-3:
10/31/14	10.80	.15	.70	.85	(.14)	(.20)	(.34)	11.31	8.06	485		.79		.69		1.02		1.41
10/31/13	9.79	.15	1.20	1.35	(.18)	(.16)	(.34)	10.80	14.21	438		.79		.69		1.02		1.49
10/31/12	9.25	.16	.66	.82	(.19)	(.09)	(.28)	9.79	9.15	376		.80		.70		1.04		1.73
10/31/11	9.25	.19	.13	.32	(.20)	(.12)	(.32)	9.25	3.48	323		.80		.70		1.05		2.03
10/31/10	8.40	.19	.88	1.07	(.17)	(.05)	(.22)	9.25	12.93	288		.82		.71		1.07		2.20
Class R-4:
10/31/14	10.88	.19	.71	.90	(.18)	(.20)	(.38)	11.40	8.43	272		.47		.37		.70		1.72
10/31/13	9.86	.18	1.21	1.39	(.21)	(.16)	(.37)	10.88	14.59	217		.47		.37		.70		1.81
10/31/12	9.31	.19	.67	.86	(.22)	(.09)	(.31)	9.86	9.56	182		.47		.37		.71		2.05
10/31/11	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.76	156		.48		.38		.73		2.35
10/31/10	8.45	.22	.89	1.11	(.20)	(.05)	(.25)	9.31	13.26	137		.49		.38		.74		2.51

See page 78 for footnotes.

American Funds Target Date Retirement Series	75

Financial highlights (continued)

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class R-5:
10/31/14	$10.95	$.22	$.72	$.94	$(.21)	$(.20)	$(.41)	$11.48	8.76%	$126	.16%	.06%	.39%	1.98%
10/31/13	9.92	.21	1.22	1.43	(.24)	(.16)	(.40)	10.95	14.94	97	.17	.07	.40	2.09
10/31/12	9.37	.22	.67	.89	(.25)	(.09)	(.34)	9.92	9.82	74	.17	.07	.41	2.30
10/31/11	9.36	.24	.14	.38	(.25)	(.12)	(.37)	9.37	4.11	48	.17	.07	.42	2.60
10/31/10	8.49	.25	.89	1.14	(.22)	(.05)	(.27)	9.36	13.57	36	.19	.08	.44	2.88
Class R-6:
10/31/14	10.92	.22	.72	.94	(.21)	(.20)	(.41)	11.45	8.83	273	.12	.02	.35	1.99
10/31/13	9.90	.21	1.21	1.42	(.24)	(.16)	(.40)	10.92	14.92	73	.12	.02	.35	2.09
10/31/12	9.34	.22	.69	.91	(.26)	(.09)	(.35)	9.90	10.01	34	.13	.03	.37	2.28
10/31/11	9.34	.25	.13	.38	(.26)	(.12)	(.38)	9.34	4.07	16	.13	.03	.38	2.69
10/31/10	8.46	.22	.92	1.14	(.21)	(.05)	(.26)	9.34	13.66	16	.13	.03	.39	2.49

76	American Funds Target Date Retirement Series

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/14	$10.51	$.21	$.58	$.79	$(.22)	$(.32)	$(.54)	$10.76	7.82%	$592		.47%		.37%		.70%		2.02%
10/31/13	9.77	.22	.89	1.11	(.25)	(.12)	(.37)	10.51	11.77	542		.48		.38		.70		2.24
10/31/12	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.33	511		.49		.39		.72		2.56
10/31/11	9.33	.27	.11	.38	(.27)	(.07)	(.34)	9.37	4.17	443		.49		.39		.74		2.93
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.20	428		.51		.40		.74		3.04
Class B:
10/31/14[6,9]	10.22	.07	.42	.49	—	—	—	10.71	4.79 [10]	—	[11]	1.17	[8,10]	1.07	[8,10]	1.40	[8,10]	.93	[8,10]
Class C:
10/31/14[6,9]	10.22	.08	.41	.49	—	—	—	10.71	4.79	6		1.21	[8]	1.11	[8]	1.44	[8]	1.04	[8]
Class F-1:
10/31/14[6,9]	10.22	.11	.43	.54	—	—	—	10.76	5.28	1		.47	[8]	.37	[8]	.70	[8]	1.56	[8]
Class F-2:
10/31/14[6,9]	10.22	.14	.42	.56	—	—	—	10.78	5.48	1		.23	[8]	.13	[8]	.46	[8]	1.93	[8]
Class R-1:
10/31/14	10.43	.13	.57	.70	(.15)	(.32)	(.47)	10.66	6.91	5		1.25		1.15		1.48		1.23
10/31/13	9.68	.14	.89	1.03	(.16)	(.12)	(.28)	10.43	11.00	4		1.26		1.16		1.48		1.44
10/31/12	9.29	.17	.59	.76	(.21)	(.16)	(.37)	9.68	8.48	4		1.25		1.14		1.47		1.82
10/31/11	9.26	.20	.11	.31	(.21)	(.07)	(.28)	9.29	3.40	3		1.27		1.12		1.47		2.19
10/31/10	8.42	.20	.84	1.04	(.18)	(.02)	(.20)	9.26	12.47	3		1.31		1.12		1.46		2.32
Class R-2:
10/31/14	10.36	.14	.57	.71	(.15)	(.32)	(.47)	10.60	7.13	149		1.17		1.07		1.40		1.34
10/31/13	9.63	.15	.88	1.03	(.18)	(.12)	(.30)	10.36	11.08	144		1.15		1.05		1.37		1.57
10/31/12	9.25	.18	.58	.76	(.22)	(.16)	(.38)	9.63	8.45	135		1.18		1.08		1.41		1.89
10/31/11	9.21	.21	.11	.32	(.21)	(.07)	(.28)	9.25	3.54	132		1.18		1.08		1.43		2.23
10/31/10	8.37	.21	.82	1.03	(.17)	(.02)	(.19)	9.21	12.44	126		1.20		1.09		1.43		2.35
Class R-2E:
10/31/14[6,12]	10.78	.04	(.05)	(.01)	—	—	—	10.77	(.09)	—	[11]	.06	[13]	.04	[13]	.37	[13]	.42	[13]
Class R-3:
10/31/14	10.45	.18	.57	.75	(.19)	(.32)	(.51)	10.69	7.44	205		.79		.69		1.02		1.70
10/31/13	9.71	.19	.89	1.08	(.22)	(.12)	(.34)	10.45	11.47	197		.79		.69		1.01		1.93
10/31/12	9.32	.21	.59	.80	(.25)	(.16)	(.41)	9.71	8.90	178		.80		.70		1.03		2.25
10/31/11	9.27	.24	.12	.36	(.24)	(.07)	(.31)	9.32	3.98	167		.81		.71		1.06		2.62
10/31/10	8.42	.24	.82	1.06	(.19)	(.02)	(.21)	9.27	12.83	164		.82		.71		1.05		2.74
Class R-4:
10/31/14	10.51	.21	.58	.79	(.22)	(.32)	(.54)	10.76	7.84	170		.47		.37		.70		2.02
10/31/13	9.77	.22	.89	1.11	(.25)	(.12)	(.37)	10.51	11.79	138		.47		.37		.69		2.24
10/31/12	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.34	114		.47		.37		.70		2.57
10/31/11	9.33	.27	.12	.39	(.28)	(.07)	(.35)	9.37	4.21	104		.48		.38		.73		2.94
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.19	98		.49		.38		.72		3.05

See page 78 for footnotes.

American Funds Target Date Retirement Series	77

Financial highlights (continued)

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class R-5:
10/31/14	$10.58	$.23	$.59	$.82	$(.25)	$(.32)	$(.57)	$10.83	8.11%	$71	.17%	.07%	.40%	2.22%
10/31/13	9.83	.25	.90	1.15	(.28)	(.12)	(.40)	10.58	12.15	43	.17	.07	.39	2.48
10/31/12	9.43	.27	.60	.87	(.31)	(.16)	(.47)	9.83	9.60	46	.17	.07	.40	2.89
10/31/11	9.38	.31	.11	.42	(.30)	(.07)	(.37)	9.43	4.58	38	.18	.08	.43	3.28
10/31/10	8.50	.30	.84	1.14	(.24)	(.02)	(.26)	9.38	13.62	38	.19	.08	.42	3.40
Class R-6:
10/31/14	10.56	.23	.60	.83	(.26)	(.32)	(.58)	10.81	8.18	163	.12	.02	.35	2.22
10/31/13	9.81	.25	.90	1.15	(.28)	(.12)	(.40)	10.56	12.21	41	.12	.02	.34	2.53
10/31/12	9.41	.27	.60	.87	(.31)	(.16)	(.47)	9.81	9.68	19	.13	.03	.36	2.86
10/31/11	9.36	.31	.12	.43	(.31)	(.07)	(.38)	9.41	4.63	15	.13	.03	.38	3.28
10/31/10	8.48	.29	.84	1.13	(.23)	(.02)	(.25)	9.36	13.57	14	.14	.03	.37	3.27

	Period ended October 31
Portfolio turnover rate for all share classes	2014	2013	2012	2011	2010
2055 Fund	2%	6%	10%	23%	44%[6,7]
2050 Fund	1	2	3	2	7
2045 Fund	1	2	3	1	4
2040 Fund	1	2	2	1	2
2035 Fund	1	2	3	1	2
2030 Fund	2	2	4	2	1
2025 Fund	3	2	3	3	3
2020 Fund	4	3	4	7	8
2015 Fund	6	7	8	7	13
2010 Fund	17	18	10	19	21

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. During some of the periods shown, CRMC reimbursed other fees and expenses during the funds’ startup period and paid a portion of the funds’ administrative services fees for certain retirement plan share classes.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 81 to 91 for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	For the period February 1, 2010, commencement of operations, through October 31, 2010.
[8]	Annualized.
[9]	Class B, C, F-1 and F-2 shares were offered beginning February 21, 2014.
[10]	Although the fund has plans of distribution for some share classes, fees for distribution services are not paid by the fund on amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class R-2E shares were offered beginning August 29, 2014.
[13]	Class R-2E assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.

See Notes to Financial Statements

78	American Funds Target Date Retirement Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds Target Date Retirement Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Target Date Retirement Series comprising the American Funds 2055 Target Date Retirement Fund, American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund (the “Series”), as of October 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2014, by correspondence with the custodian and transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Target Date Retirement Series as of October 31, 2014, the results of their operations for the year then ended October 31, 2014, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California

December 8, 2014

American Funds Target Date Retirement Series	79

Tax Information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designate the following amounts for the year ended October 31, 2014:

	2055	2050	2045	2040	2035
	Fund	Fund	Fund	Fund	Fund
Long-term capital gains	$1,986,000	$6,982,000	$7,441,000	$16,204,000	$15,455,000
Foreign taxes (per share)	$0.005	$0.005	$0.005	$0.005	$0.004
Foreign source income (per share)	$0.05	$0.05	$0.05	$0.04	$0.04
Qualified dividend income	100%	100%	100%	100%	100%
Corporate dividends received deduction	100%	100%	100%	100%	100%
U.S. government income that may be exempt from state taxation	$110,000	$401,000	$460,000	$848,000	$1,023,000

	2030	2025	2020	2015	2010
	Fund	Fund	Fund	Fund	Fund
Long-term capital gains	$24,946,000	$23,943,000	$27,222,000	$35,086,000	$32,669,000
Foreign taxes (per share)	$0.004	$0.004	$0.003	$0.003	$0.001
Foreign source income (per share)	$0.04	$0.04	$0.04	$0.03	$0.02
Qualified dividend income	100%	100%	100%	100%	$18,017,000
Corporate dividends received deduction	100%	100%	$36,504,000	$21,240,000	$11,965,000
U.S. government income that may be exempt from state taxation	$2,075,000	$2,526,000	$4,374,000	$3,060,000	$1,780,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2015, to determine the calendar year amounts to be included on their 2014 tax returns. Shareholders should consult their tax advisors.

80	American Funds Target Date Retirement Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2014, through October 31, 2014).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Target Date Retirement Series	81

2055 Fund

	Beginning account value 5/1/2014	Ending account value 10/31/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,046.99	$1.65	.32%	$3.71	.72%
Class A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.67	.72
Class B – actual return	1,000.00	1,043.78	5.05	.98	7.11	1.38
Class B – assumed 5% return	1,000.00	1,020.27	4.99	.98	7.02	1.38
Class C – actual return	1,000.00	1,043.13	5.77	1.12	7.83	1.52
Class C – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.73	1.52
Class F-1 – actual return	1,000.00	1,047.65	1.50	.29	3.56	.69
Class F-1 – assumed 5% return	1,000.00	1,023.74	1.48	.29	3.52	.69
Class F-2 – actual return	1,000.00	1,047.63	.77	.15	2.84	.55
Class F-2 – assumed 5% return	1,000.00	1,024.45	.77	.15	2.80	.55
Class R-1 – actual return	1,000.00	1,043.01	5.87	1.14	7.93	1.54
Class R-1 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.83	1.54
Class R-2 – actual return	1,000.00	1,042.96	5.51	1.07	7.57	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.48	1.47
Class R-2E – actual return[5]	1,000.00	996.27	.43	.25	1.12	.65
Class R-2E – assumed 5% return[5]	1,000.00	1,023.95	1.28	.25	3.31	.65
Class R-3 – actual return	1,000.00	1,044.65	3.56	.69	5.62	1.09
Class R-3 – assumed 5% return	1,000.00	1,021.73	3.52	.69	5.55	1.09
Class R-4 – actual return	1,000.00	1,047.03	1.96	.38	4.02	.78
Class R-4 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.97	.78
Class R-5 – actual return	1,000.00	1,048.05	.31	.06	2.37	.46
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.35	.46
Class R-6 – actual return	1,000.00	1,048.67	.10	.02	2.17	.42
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.14	.42

82	American Funds Target Date Retirement Series

2050 Fund

	Beginning account value 5/1/2014	Ending account value 10/31/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,047.08	$1.75	.34%	$3.82	.74%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.77	.74
Class B – actual return	1,000.00	1,043.13	5.05	.98	7.11	1.38
Class B – assumed 5% return	1,000.00	1,020.27	4.99	.98	7.02	1.38
Class C – actual return	1,000.00	1,043.16	5.72	1.11	7.78	1.51
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.68	1.51
Class F-1 – actual return	1,000.00	1,047.08	1.75	.34	3.82	.74
Class F-1 – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.77	.74
Class F-2 – actual return	1,000.00	1,047.88	.67	.13	2.74	.53
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.70	.53
Class R-1 – actual return	1,000.00	1,042.92	5.87	1.14	7.93	1.54
Class R-1 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.83	1.54
Class R-2 – actual return	1,000.00	1,042.92	5.46	1.06	7.52	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.86	5.40	1.06	7.43	1.46
Class R-2E – actual return[5]	1,000.00	996.20	.40	.23	1.09	.63
Class R-2E – assumed 5% return[5]	1,000.00	1,024.05	1.17	.23	3.21	.63
Class R-3 – actual return	1,000.00	1,045.06	3.56	.69	5.62	1.09
Class R-3 – assumed 5% return	1,000.00	1,021.73	3.52	.69	5.55	1.09
Class R-4 – actual return	1,000.00	1,047.16	1.86	.36	3.92	.76
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.87	.76
Class R-5 – actual return	1,000.00	1,048.41	.26	.05	2.32	.45
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.29	.45
Class R-6 – actual return	1,000.00	1,048.52	.05	.01	2.12	.41
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.09	.41

See page 91 for footnotes.

American Funds Target Date Retirement Series	83

2045 Fund

	Beginning account value 5/1/2014	Ending account value 10/31/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,046.99	$1.70	.33%	$3.77	.73%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.72	.73
Class B – actual return	1,000.00	1,043.92	5.36	1.04	7.42	1.44
Class B – assumed 5% return	1,000.00	1,019.96	5.30	1.04	7.32	1.44
Class C – actual return	1,000.00	1,043.13	5.72	1.11	7.78	1.51
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.68	1.51
Class F-1 – actual return	1,000.00	1,046.99	1.86	.36	3.92	.76
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.87	.76
Class F-2 – actual return	1,000.00	1,047.73	.83	.16	2.89	.56
Class F-2 – assumed 5% return	1,000.00	1,024.40	.82	.16	2.85	.56
Class R-1 – actual return	1,000.00	1,042.82	5.82	1.13	7.88	1.53
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.78	1.53
Class R-2 – actual return	1,000.00	1,043.02	5.46	1.06	7.52	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.86	5.40	1.06	7.43	1.46
Class R-2E – actual return[5]	1,000.00	996.27	.40	.23	1.09	.63
Class R-2E – assumed 5% return[5]	1,000.00	1,024.05	1.17	.23	3.21	.63
Class R-3 – actual return	1,000.00	1,044.99	3.51	.68	5.57	1.08
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	5.50	1.08
Class R-4 – actual return	1,000.00	1,047.02	1.91	.37	3.97	.77
Class R-4 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class R-5 – actual return	1,000.00	1,049.03	.26	.05	2.32	.45
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.29	.45
Class R-6 – actual return	1,000.00	1,048.40	.05	.01	2.12	.41
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.09	.41

84	American Funds Target Date Retirement Series

2040 Fund

	Beginning account value 5/1/2014	Ending account value 10/31/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,046.21	$1.75	.34%	$3.77	.73%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.72	.73
Class B – actual return	1,000.00	1,041.54	5.56	1.08	7.56	1.47
Class B – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.48	1.47
Class C – actual return	1,000.00	1,041.54	5.71	1.11	7.72	1.50
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.63	1.50
Class F-1 – actual return	1,000.00	1,046.21	1.91	.37	3.92	.76
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.87	.76
Class F-2 – actual return	1,000.00	1,046.94	.67	.13	2.68	.52
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.65	.52
Class R-1 – actual return	1,000.00	1,041.36	5.87	1.14	7.87	1.53
Class R-1 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.78	1.53
Class R-2 – actual return	1,000.00	1,042.20	5.46	1.06	7.46	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.86	5.40	1.06	7.37	1.45
Class R-2E – actual return[5]	1,000.00	995.53	.40	.23	1.07	.62
Class R-2E – assumed 5% return[5]	1,000.00	1,024.05	1.17	.23	3.16	.62
Class R-3 – actual return	1,000.00	1,044.16	3.50	.68	5.51	1.07
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	5.45	1.07
Class R-4 – actual return	1,000.00	1,045.46	1.86	.36	3.87	.75
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.82	.75
Class R-5 – actual return	1,000.00	1,046.69	.26	.05	2.27	.44
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.24	.44
Class R-6 – actual return	1,000.00	1,047.62	.05	.01	2.06	.40
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.04	.40

See page 91 for footnotes.

American Funds Target Date Retirement Series	85

2035 Fund

	Beginning account value 5/1/2014	Ending account value 10/31/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,045.24	$1.75	.34%	$3.76	.73%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.72	.73
Class B – actual return	1,000.00	1,041.30	5.51	1.07	7.51	1.46
Class B – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.43	1.46
Class C – actual return	1,000.00	1,041.30	5.71	1.11	7.72	1.50
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.63	1.50
Class F-1 – actual return	1,000.00	1,045.24	1.96	.38	3.97	.77
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.92	.77
Class F-2 – actual return	1,000.00	1,046.79	.62	.12	2.63	.51
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.60	.51
Class R-1 – actual return	1,000.00	1,041.23	5.81	1.13	7.82	1.52
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.73	1.52
Class R-2 – actual return	1,000.00	1,041.93	5.46	1.06	7.46	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.86	5.40	1.06	7.37	1.45
Class R-2E – actual return[5]	1,000.00	995.47	.40	.23	1.07	.62
Class R-2E – assumed 5% return[5]	1,000.00	1,024.05	1.17	.23	3.16	.62
Class R-3 – actual return	1,000.00	1,043.16	3.50	.68	5.51	1.07
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	5.45	1.07
Class R-4 – actual return	1,000.00	1,045.27	1.86	.36	3.87	.75
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.82	.75
Class R-5 – actual return	1,000.00	1,047.36	.26	.05	2.27	.44
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.24	.44
Class R-6 – actual return	1,000.00	1,047.51	.05	.01	2.06	.40
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.04	.40

86	American Funds Target Date Retirement Series

2030 Fund

	Beginning account value 5/1/2014	Ending account value 10/31/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,044.44	$1.75	.34%	$3.71	.72%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.67	.72
Class B – actual return	1,000.00	1,040.54	5.50	1.07	7.46	1.45
Class B – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.37	1.45
Class C – actual return	1,000.00	1,040.54	5.71	1.11	7.66	1.49
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.58	1.49
Class F-1 – actual return	1,000.00	1,044.44	1.91	.37	3.86	.75
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.82	.75
Class F-2 – actual return	1,000.00	1,045.20	.62	.12	2.58	.50
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.55	.50
Class R-1 – actual return	1,000.00	1,040.16	5.86	1.14	7.82	1.52
Class R-1 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.73	1.52
Class R-2 – actual return	1,000.00	1,041.13	5.45	1.06	7.41	1.44
Class R-2 – assumed 5% return	1,000.00	1,019.86	5.40	1.06	7.32	1.44
Class R-2E – actual return[5]	1,000.00	996.22	.40	.23	1.05	.61
Class R-2E – assumed 5% return[5]	1,000.00	1,024.05	1.17	.23	3.11	.61
Class R-3 – actual return	1,000.00	1,042.37	3.50	.68	5.46	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	5.40	1.06
Class R-4 – actual return	1,000.00	1,044.48	1.86	.36	3.81	.74
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.77	.74
Class R-5 – actual return	1,000.00	1,045.78	.26	.05	2.22	.43
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.19	.43
Class R-6 – actual return	1,000.00	1,045.93	.05	.01	2.01	.39
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39

See page 91 for footnotes.

American Funds Target Date Retirement Series	87

2025 Fund

	Beginning account value 5/1/2014	Ending account value 10/31/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,040.34	$1.75	.34%	$3.65	.71%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.62	.71
Class B – actual return	1,000.00	1,036.27	5.49	1.07	7.39	1.44
Class B – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.32	1.44
Class C – actual return	1,000.00	1,036.27	5.70	1.11	7.60	1.48
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.53	1.48
Class F-1 – actual return	1,000.00	1,040.36	1.90	.37	3.81	.74
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.77	.74
Class F-2 – actual return	1,000.00	1,041.16	.67	.13	2.57	.50
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.55	.50
Class R-1 – actual return	1,000.00	1,036.72	5.85	1.14	7.75	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.68	1.51
Class R-2 – actual return	1,000.00	1,036.82	5.44	1.06	7.34	1.43
Class R-2 – assumed 5% return	1,000.00	1,019.86	5.40	1.06	7.27	1.43
Class R-2E – actual return[5]	1,000.00	996.06	.40	.23	1.03	.60
Class R-2E – assumed 5% return[5]	1,000.00	1,024.05	1.17	.23	3.06	.60
Class R-3 – actual return	1,000.00	1,038.15	3.49	.68	5.39	1.05
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	5.35	1.05
Class R-4 – actual return	1,000.00	1,040.39	1.85	.36	3.75	.73
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.72	.73
Class R-5 – actual return	1,000.00	1,041.77	.26	.05	2.16	.42
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.14	.42
Class R-6 – actual return	1,000.00	1,042.70	.05	.01	1.96	.38
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.94	.38

88	American Funds Target Date Retirement Series

2020 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2014	10/31/2014	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,036.59	$1.80	.35%	$3.59	.70%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.57	.70
Class B – actual return	1,000.00	1,032.26	5.63	1.10	7.43	1.45
Class B – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.37	1.45
Class C – actual return	1,000.00	1,032.26	5.69	1.11	7.48	1.46
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.43	1.46
Class F-1 – actual return	1,000.00	1,036.59	1.90	.37	3.70	.72
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.67	.72
Class F-2 – actual return	1,000.00	1,037.42	.62	.12	2.41	.47
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.40	.47
Class R-1 – actual return	1,000.00	1,032.65	5.79	1.13	7.58	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.53	1.48
Class R-2 – actual return	1,000.00	1,032.68	5.38	1.05	7.17	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.91	5.35	1.05	7.12	1.40
Class R-2E – actual return[5]	1,000.00	997.48	.40	.23	1.00	.58
Class R-2E – assumed 5% return[5]	1,000.00	1,024.05	1.17	.23	2.96	.58
Class R-3 – actual return	1,000.00	1,034.18	3.49	.68	5.28	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	5.24	1.03
Class R-4 – actual return	1,000.00	1,035.71	1.85	.36	3.64	.71
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.62	.71
Class R-5 – actual return	1,000.00	1,038.09	.26	.05	2.05	.40
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.04	.40
Class R-6 – actual return	1,000.00	1,038.20	.05	.01	1.85	.36
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.84	.36

See page 91 for footnotes.

American Funds Target Date Retirement Series	89

2015 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2014	10/31/2014	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,034.48	$1.79	.35%	$3.49	.68%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.47	.68
Class B – actual return	1,000.00	1,031.79	4.81	.94	6.50	1.27
Class B – assumed 5% return	1,000.00	1,020.47	4.79	.94	6.46	1.27
Class C – actual return	1,000.00	1,030.89	5.68	1.11	7.37	1.44
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.32	1.44
Class F-1 – actual return	1,000.00	1,034.48	1.90	.37	3.59	.70
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.57	.70
Class F-2 – actual return	1,000.00	1,035.36	.67	.13	2.36	.46
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.35	.46
Class R-1 – actual return	1,000.00	1,030.42	5.78	1.13	7.47	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.43	1.46
Class R-2 – actual return	1,000.00	1,031.31	5.38	1.05	7.07	1.38
Class R-2 – assumed 5% return	1,000.00	1,019.91	5.35	1.05	7.02	1.38
Class R-2E – actual return[5]	1,000.00	999.13	.40	.23	.97	.56
Class R-2E – assumed 5% return[5]	1,000.00	1,024.05	1.17	.23	2.85	.56
Class R-3 – actual return	1,000.00	1,032.87	3.48	.68	5.18	1.01
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	5.14	1.01
Class R-4 – actual return	1,000.00	1,035.43	1.85	.36	3.54	.69
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.52	.69
Class R-5 – actual return	1,000.00	1,036.10	.26	.05	1.95	.38
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	1.94	.38
Class R-6 – actual return	1,000.00	1,037.14	.05	.01	1.75	.34
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.73	.34

90	American Funds Target Date Retirement Series

2010 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2014	10/31/2014	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,032.63	$1.79	.35%	$3.48	.68%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.47	.68
Class B – actual return	1,000.00	1,028.81	5.47	1.07	7.16	1.40
Class B – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.12	1.40
Class C – actual return	1,000.00	1,028.81	5.68	1.11	7.36	1.44
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.32	1.44
Class F-1 – actual return	1,000.00	1,031.64	1.89	.37	3.58	.70
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.57	.70
Class F-2 – actual return	1,000.00	1,033.55	.67	.13	2.36	.46
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.35	.46
Class R-1 – actual return	1,000.00	1,027.97	5.78	1.13	7.46	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.43	1.46
Class R-2 – actual return	1,000.00	1,029.12	5.37	1.05	7.06	1.38
Class R-2 – assumed 5% return	1,000.00	1,019.91	5.35	1.05	7.02	1.38
Class R-2E – actual return[5]	1,000.00	999.07	.40	.23	.97	.56
Class R-2E – assumed 5% return[5]	1,000.00	1,024.05	1.17	.23	2.85	.56
Class R-3 – actual return	1,000.00	1,030.86	3.48	.68	5.17	1.01
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	5.14	1.01
Class R-4 – actual return	1,000.00	1,032.63	1.84	.36	3.54	.69
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.52	.69
Class R-5 – actual return	1,000.00	1,033.40	.26	.05	1.95	.38
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	1.94	.38
Class R-6 – actual return	1,000.00	1,034.45	.05	.01	1.74	.34
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.73	.34

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	The period for the “annualized expense ratio,” the “effective annualized expense ratio” and the “actual return” line is based on the number of days since the initial sale of the share class on August 29, 2014. The “assumed 5% return” line is based on 184 days.

American Funds Target Date Retirement Series	91

Board of trustees and other officers

“Independent” trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2009	CEO and President, Richard Nixon Foundation; former Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	70	None
James G. Ellis, 1947	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	70	Mercury General Corp.
Leonard R. Fuller, 1946	2007	President and CEO, Fuller Consulting (financial management consulting firm)	70	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	72	The Swiss Helvetia Fund, Inc.
Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	69	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, Ph.D., 1955	2010	Clinical Professor and Director, Accounting Program, University of Redlands	66	None

Frank M. Sanchez, 1943	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	66	None
Margaret Spellings, 1957	2010	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	70	None
Steadman Upham, Ph.D., 1949	2010	President and University Professor, The University of Tulsa	69	None

92	American Funds Target Date Retirement Series

“Interested” trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
John H. Smet, 1956 Vice Chairman of the Board	2007	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	20	None
Michael J. Downer, 1955 President	2006	Director, Partner and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.;[6] Chairman of the Board, Capital Bank and Trust Company[6]	10	None

The series’ statement of additional information includes further details about the series’ trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 94 for footnotes.

American Funds Target Date Retirement Series	93

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Alan N. Berro, 1960 Senior Vice President	2007	Partner — Capital World Investors, Capital Research and Management Company
James B. Lovelace, 1956 Senior Vice President	2007	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Wesley K.-S. Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6]
		Vice President, Capital Strategy Research, Inc.[6]
Andrew B. Suzman, 1967 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company;
Partner — Capital World Investors, Capital Bank and Trust Company;[6]
Director, American Funds Distributors, Inc.;[6] Director, Capital Strategy Research, Inc.;[6]
		Director, The Capital Group Companies, Inc.[6]
Bradley J. Vogt, 1965 Senior Vice President	2012	Chairman, Capital Research Company;[6] Partner — Capital Research Global Investors, Capital Research and Management Company; Director, American Funds Distributors, Inc.;[6] Director, The Capital Group Companies, Inc.[6]
Maria T. Manotok, 1974 Vice President	2010	Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2006	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2007	Vice President — Investment Operations, Capital Research and Management Company
Courtney R. Taylor, 1975 Assistant Secretary	2010	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 1968 Assistant Treasurer	2011	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term “independent” trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term “interested” trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).
[5]	All of the directors/trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

94	American Funds Target Date Retirement Series

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American Funds Target Date Retirement Series	95

Offices of the series and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

96	American Funds Target Date Retirement Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2013	$62,000
2014	$78,000

b) Audit-Related Fees:
2013	$5,000
2014	$4,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2013	$35,000
2014	None
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2013	None
2014	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2013	$1,046,000
2014	$1,028,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2013	$36,000
2014	$33,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2013	$2,000
2014	$3,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,496,000 for fiscal year 2013 and $1,421,000 for fiscal year 2014. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: December 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: December 31, 2014

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2014